As filed with the Securities and Exchange Commission on  November 17, 2006

File No.  333-45431/811-08629

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 44	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 42	☒

HARTFORD SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut  06104-2999

(Address of Principal Executive Offices)

Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire
The Hartford Financial Services Group, Inc.
Life Law – Mutual Funds Unit
200 Hopmeadow Street
Simsbury, Connecticut  06089

(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (Date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (Date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☒	on January 31, 2007 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HARTFORD HLS FUNDS

CLASS IB SHARES

PROSPECTUS
[January 31, 2007]

As with all mutual funds,
the Securities and Exchange
Commission has not
approved or disapproved
these securities or passed
upon the adequacy of this
prospectus. Any
representation to the
contrary is a criminal
offense.

Hartford Leaders Equity Growth Allocation HLS Fund
Hartford Leaders Growth Allocation HLS Fund
Hartford Leaders Balanced Allocation HLS Fund
Hartford Leaders Conservative Allocation HLS Fund
Hartford Leaders Income Allocation HLS Fund

Hartford HLS Funds c/o Individual Annuity Services P.O. Box 5085 Hartford, CT 06102-5085

The information herein is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Hartford Series Fund, Inc. has applied to the Securities and Exchange Commission (the “Commission”) for exemptive relief from certain restrictions of the Investment Company Act of 1940 as they pertain to the investment strategies of the funds of funds described in this prospectus. There is no guarantee that Hartford Series Fund, Inc. will receive the requested exemptive relief. Hartford Series Fund, Inc. will not offer or sell shares of the funds of funds described herein unless and until Hartford Series Fund, Inc. receives such exemptive relief.

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INTRODUCTION

The Hartford HLS Funds are a family of mutual funds which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (“Hartford Life”). Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Hartford HLS Funds permitted in the accompanying variable insurance contract prospectus.

This prospectus relates to Hartford Leaders Equity Growth Allocation HLS Fund, Hartford Leaders Growth Allocation HLS Fund, Hartford Leaders Balanced Allocation HLS Fund, Hartford Leaders Conservative Allocation HLS Fund and Hartford Leaders Income Allocation HLS Fund (each a “fund” and together the “funds”).  Each fund has its own investment strategy and risk/reward profile. Each fund offers one class of shares: Class IB shares. Class IB shares are subject to distribution fees under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each fund is a diversified open-end fund and a series of Hartford Series Fund, Inc. Each fund is a “fund of funds,” and diversifies its assets by investing in the Class IA shares of several other Hartford HLS Funds and in the institutional shares of various unaffiliated funds offered by other mutual fund families as described below under “Principal Investment Strategy” for each fund (collectively, the “Underlying Funds”). In addition, each fund may invest in open-end investment companies and UITs that are “exchange-traded funds” to the extent such investment is consistent with its investment objective.  Each fund may also make investments in individual equity and fixed income securities and other securities and financial instruments that are not issued by registered investment companies and that are consistent with its investment objective.

Information on each fund, including risk factors, can be found on the pages following this introduction. Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the “Retail Funds”). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds offered in this prospectus.

The investment manager for each fund is HL Investment Advisors, LLC (“HL Advisors”). As the investment manager, HL Advisors administers each fund’s asset allocation program. The day-to-day portfolio management for each of the funds is provided by an investment sub-adviser, Hartford Investment Management Company (“Hartford Investment Management”). Information regarding HL Advisors and Hartford Investment Management is included in this prospectus under the section entitled “Management of the Funds.” The day-to-day portfolio management for each of the Underlying Funds is provided by one or more investment advisers and/or sub-advisers of those Underlying Funds. Information about the investment adviser(s) and/or sub-adviser(s) of each of the Underlying Funds is contained in the relevant Underlying Fund’s prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

Information provided in this prospectus with respect to the Underlying Funds sponsored by AIM Investments, American Funds, Franklin Templeton Investments, and MFS Mutual Funds is based on the disclosure provided in the prospectuses of those Underlying Funds. HL Advisors has not independently verified the accuracy of that information.

HARTFORD SERIES FUND, INC. HAS RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THE SECTION OF THIS PROSPECTUS ENTITLED “THE INVESTMENT MANAGER.”

HARTFORD LEADERS EQUITY GROWTH ALLOCATION HLS FUND

INVESTMENT GOAL.  Hartford Leaders Equity Growth Allocation HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY.  The fund seeks to achieve its investment goal through investment in a combination of domestic and international equity funds.  The fund employs a fund-of-funds structure pursuant to which it invests in several underlying affiliated and non-affiliated insurance trust mutual funds currently available in the Hartford Leaders product suite (the “Underlying Funds”). The Underlying Funds include, in addition to certain of the Hartford HLS Funds, insurance trust mutual funds from AIM Investments, American Funds, Franklin Templeton Investments, and MFS Mutual Funds.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•      Allocating the fund’s assets among the Underlying Funds based on the fund’s investment objective and on internally generated research.

•      Under normal market conditions, allocating the fund’s investments in the Underlying Funds generally to achieve 100% of assets in equity funds, although this percentage may vary from time to time.

•      Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds or allocate a portion of the fund’s assets to other Hartford HLS Funds from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. The Underlying Funds in which the fund may invest (listed below) may be changed in the future at any time without shareholder approval.

Underlying Funds

Domestic Equity Funds

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Large Cap Growth Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Small Cap Equity Fund

American Funds Insurance Series – Asset Allocation Fund

American Funds Insurance Series – Blue Chip Income and Growth Fund

American Funds Insurance Series – Growth Fund

American Funds Insurance Series – Growth-Income Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Flex Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Value Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Small-Mid Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Mutual Shares Securities Fund

MFS Variable Insurance Trust – Emerging Growth Series

MFS Variable Insurance Trust – Investors Growth Stock Series

MFS Variable Insurance Trust – Investors Trust Series

MFS Variable Insurance Trust – Mid Cap Growth Series

MFS Variable Insurance Trust – New Discovery Series

MFS Variable Insurance Trust – Research Series

MFS Variable Insurance Trust – Total Return Series

MFS Variable Insurance Trust – Value Series

Global and International Equity Funds

AIM V.I. International Growth Fund

American Funds Insurance Series – Global Growth Fund

American Funds Insurance Series – Global Growth and Income Fund

American Funds Insurance Series – Global Small Capitalization Fund

American Funds Insurance Series – International Fund

American Funds Insurance Series – New World Fund

Franklin Templeton Variable Insurance Products Trust – Mutual Discovery Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund

MFS Variable Insurance Trust – Global Equity Series

MFS Variable Insurance Trust – Research International Series

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details, please refer to the section entitled “Principal Investment Strategy” for each of the Underlying Funds listed above.

MAIN RISKS.  The fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, limited capitalization risk, foreign investment risk and value investing risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential.

Because the fund, directly or through certain Underlying Funds, may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals, and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers.

PAST PERFORMANCE.  Because the fund has not yet commenced operations as of the date of this prospectus, no performance history is provided.

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund, as a shareholder of certain of the Underlying Funds, indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which the fund invests. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level.

Class IB
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees(1)	0.15%
Distribution and service (12b-1) fees	0.25%
Other expenses(2)	0.05%
Acquired Fund (Underlying Fund) fees and expenses(3)	0.86%
Total operating expenses	1.31%

(1)                The management fees provided are based on estimated fund assets under management of less than $1 billion during the fund’s first fiscal year.

(2)                Other expenses are based on an estimated $[       ] million in assets under management for the fund’s first fiscal year.

(3)                Acquired Fund (Underlying Fund) fees and expenses are based on the expected allocation of the fund’s assets among the various Underlying Funds upon commencement of operations. The allocation of the fund’s assets among the various Underlying Funds is subject to change from time to time without notice.

EXAMPLE.  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses (including the Underlying Fund fees and expenses listed in the fee table) remain the same, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class IB
Expenses (with or without redemption)
Year 1	$	[	]
Year 3	$	[	]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Edward C. Caputo, CFA

•                  Assistant Vice President of Hartford Investment Management

•                  Portfolio manager of the fund since inception (2006)

•                  Joined Hartford Investment Management in 2001

•                  Investment professional involved in trading, portfolio management and investment research since 2000

Hugh Whelan

•      Executive Vice President of Hartford Investment Management

•      Co-Manager of the fund since inception (2006)

•      Joined Hartford Investment Management in 2005

•      Formerly head of Quantitative Equities Team at ING (2001-2005)

The fund’s Statement of Additional Information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of fund securities.

HARTFORD LEADERS GROWTH ALLOCATION HLS FUND

INVESTMENT GOAL.  Hartford Leaders Growth Allocation HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY.  The fund seeks to achieve its investment goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in fixed income funds. The fund employs a fund-of-funds structure pursuant to which it invests in several underlying affiliated and non-affiliated insurance trust mutual funds currently available in the Hartford Leaders product suite (the “Underlying Funds”). The Underlying Funds include, in addition to certain of the Hartford HLS Funds, insurance trust mutual funds from AIM Investments, American Funds, Franklin Templeton Investments, and MFS Mutual Funds.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•      Allocating the fund’s assets among the Underlying Funds based on the fund’s investment objective and on internally generated research.

•      Under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally to achieve approximately 80% of assets in equity funds and approximately 20% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•      Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds or allocate a portion of the fund’s assets to other Hartford HLS Funds from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. The Underlying Funds in which the fund may invest (listed below) may be changed in the future at any time without shareholder approval.

Underlying Funds

Domestic Equity Funds

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Large Cap Growth Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Small Cap Equity Fund

American Funds Insurance Series – Asset Allocation Fund

American Funds Insurance Series – Blue Chip Income and Growth Fund

American Funds Insurance Series – Growth Fund

American Funds Insurance Series – Growth-Income Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Flex Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Value Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Small-Mid Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Mutual Shares Securities Fund

MFS Variable Insurance Trust – Emerging Growth Series

MFS Variable Insurance Trust – Investors Growth Stock Series

MFS Variable Insurance Trust – Investors Trust Series

MFS Variable Insurance Trust – Mid Cap Growth Series

MFS Variable Insurance Trust – New Discovery Series

MFS Variable Insurance Trust – Research Series

MFS Variable Insurance Trust – Total Return Series

MFS Variable Insurance Trust – Value Series

Global and International Equity Funds

AIM V.I. International Growth Fund

American Funds Insurance Series – Global Growth Fund

American Funds Insurance Series – Global Growth and Income Fund

American Funds Insurance Series – Global Small Capitalization Fund

American Funds Insurance Series – International Fund

American Funds Insurance Series – New World Fund

Franklin Templeton Variable Insurance Products Trust – Mutual Discovery Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund

MFS Variable Insurance Trust – Global Equity Series

MFS Variable Insurance Trust – Research International Series

Fixed Income and Money Market Funds

AIM V.I. Government Securities Fund

American Funds Insurance Series – Bond Fund

American Funds Insurance Series – Global Bond Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Strategic Income Securities Fund

Hartford Series Fund, Inc. – Hartford Money Market HLS Fund

MFS Variable Insurance Trust – High Income Series

MFS Variable Insurance Trust – Research Bond Series

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities of U.S. and/or foreign issuers. The debt securities may include government and corporate securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management. For further details, please refer to the section entitled “Principal Investment Strategy” for each of the Underlying Funds listed above.

MAIN RISKS.  The fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, limited capitalization risk, foreign investment risk, value investing risk, interest rate risk, credit risk, income risk, call risk, prepayment and extension risks, and U.S. government securities risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential.

Because the fund, directly or through certain Underlying Funds, may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals, and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, either directly or through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund’s income due to falling interest rates.

The fund, directly or through certain Underlying Funds, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” – or repay – its bonds before their maturity date. The fund, directly or through certain Underlying Funds, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Because the fund, directly or through certain Underlying Funds, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. government securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers.

PAST PERFORMANCE. Because the fund has not yet commenced operations as of the date of this prospectus, no performance history is provided.

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund, as a shareholder of certain of the Underlying Funds, indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which the fund invests. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level.

CLASS IB
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees(1)	0.15%
Distribution and service (12b-1) fees	0.25%
Other expenses(2)	0.05%
Acquired Fund (Underlying Fund) fees and expenses(3)	0.82%
Total operating expenses	1.27%

(1) The management fees provided are based on estimated fund assets under management of less than $1 billion during the fund’s first fiscal year.

(2) Other expenses are based on an estimated $[      ] million in assets under management for the fund’s first fiscal year.

(3) Acquired Fund (Underlying Fund) fees and expenses are based on the expected allocation of the fund’s assets among the various Underlying Funds upon commencement of operations. The allocation of the fund’s assets among the various Underlying Funds is subject to change from time to time without notice.

EXAMPLE.  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses (including the Underlying Fund fees and expenses listed in the fee table) remain the same, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS IB
EXPENSES (with or without redemption)
Year 1	$	[ ]
Year 3	$	[ ]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Edward C. Caputo, CFA

•                  Assistant Vice President of Hartford Investment Management

•                  Portfolio manager of the fund since inception (2006)

•                  Joined Hartford Investment Management in 2001

•                  Investment professional involved in trading, portfolio management and investment research since 2000

Hugh Whelan

•      Executive Vice President of Hartford Investment Management

•      Co-Manager of the fund since inception (2006)

•      Joined Hartford Investment Management in 2005

•      Formerly head of Quantitative Equities Team at ING (2001-2005)

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of fund securities.

HARTFORD LEADERS BALANCED ALLOCATION HLS FUND

INVESTMENT GOAL.  Hartford Leaders Balanced Allocation HLS Fund seeks long-term capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY.  The fund seeks to achieve its investment goal through investment in a combination of domestic and international equity funds and fixed income funds. The fund employs a fund-of-funds structure pursuant to which it invests in several underlying affiliated and non-affiliated insurance trust mutual funds currently available in the Hartford Leaders product suite (the “Underlying Funds”). The Underlying Funds include, in addition to certain of the Hartford HLS Funds, insurance trust mutual funds from AIM Investments, American Funds, Franklin Templeton Investments, and MFS Mutual Funds.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•      Allocating the fund’s assets among the Underlying Funds based on the fund’s investment objective and on internally generated research.

•      Under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally to achieve approximately 60% of assets in equity funds and approximately 40% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•      Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds or allocate a portion of the fund’s assets to other Hartford HLS Funds from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. The Underlying Funds in which the fund may invest (listed below) may be changed in the future at any time without shareholder approval.

Underlying Funds

Domestic Equity Funds

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Large Cap Growth Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Small Cap Equity Fund

American Funds Insurance Series – Asset Allocation Fund

American Funds Insurance Series – Blue Chip Income and Growth Fund

American Funds Insurance Series – Growth Fund

American Funds Insurance Series – Growth-Income Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Flex Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Value Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Small-Mid Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Mutual Shares Securities Fund

MFS Variable Insurance Trust – Emerging Growth Series

MFS Variable Insurance Trust – Investors Growth Stock Series

MFS Variable Insurance Trust – Investors Trust Series

MFS Variable Insurance Trust – Mid Cap Growth Series

MFS Variable Insurance Trust – New Discovery Series

MFS Variable Insurance Trust – Research Series

MFS Variable Insurance Trust – Total Return Series

MFS Variable Insurance Trust – Value Series

Global and International Equity Funds

AIM V.I. International Growth Fund

American Funds Insurance Series – Global Growth Fund

American Funds Insurance Series – Global Growth and Income Fund

American Funds Insurance Series – Global Small Capitalization Fund

American Funds Insurance Series – International Fund

American Funds Insurance Series – New World Fund

Franklin Templeton Variable Insurance Products Trust – Mutual Discovery Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund

MFS Variable Insurance Trust – Global Equity Series

MFS Variable Insurance Trust – Research International Series

Fixed Income and Money Market Funds

AIM V.I. Government Securities Fund

American Funds Insurance Series – Bond Fund

American Funds Insurance Series – Global Bond Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Strategic Income Securities Fund

Hartford Series Fund, Inc. – Hartford Money Market HLS Fund

MFS Variable Insurance Trust – High Income Series

MFS Variable Insurance Trust – Research Bond Series

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities of U.S. and/or foreign issuers. The debt securities may include government and corporate securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management. For further details, please refer to the section entitled “Principal Investment Strategy” for each of the Underlying Funds listed above.

MAIN RISKS.  The fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, limited capitalization risk, foreign investment risk, value investing risk, interest rate risk, credit risk, income risk, call risk, prepayment and extension risks, and U.S. government securities risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Because the fund, directly or through certain Underlying Funds, may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals, and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, either directly or through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund’s income due to falling interest rates.

The fund, directly or through certain Underlying Funds, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” — or repay — its bonds before their maturity date. The fund, directly or through certain Underlying Funds, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Because the fund, directly or through certain Underlying Funds, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. government securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers.

PAST PERFORMANCE.  Because the fund has not yet commenced operations as of the date of this prospectus, no performance history is provided.

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund, as a shareholder of certain of the Underlying Funds, indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which the fund invests. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level.

CLASS IB
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees(1)	0.15%
Distribution and service (12b-1) fees	0.25%
Other expenses(2)	0.05%
Acquired Fund (Underlying Fund) fees and expenses(3)	0.77%
Total operating expenses	1.22%

(1)                The management fees provided are based on estimated fund assets under management of less than $1 billion during the fund’s first fiscal year.

(2)                Other expenses are based on an estimated $[      ] million in assets under management for the fund’s first fiscal year.

(3)                Acquired Fund (Underlying Fund) fees and expenses are based on the expected allocation of the fund’s assets among the various Underlying Funds upon commencement of operations. The allocation of the fund’s assets among the various Underlying Funds is subject to change from time to time without notice.

EXAMPLE.  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses (including the Underlying Fund fees and expenses listed in the fee table) remain the same, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS IB
EXPENSES (with or without redemption)
Year 1	$ [ ]
Year 3	$ [ ]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Edward C. Caputo, CFA

•                  Assistant Vice President of Hartford Investment Management

•                  Portfolio manager of the fund since inception (2006)

•                  Joined Hartford Investment Management in 2001

•                  Investment professional involved in trading, portfolio management and investment research since 2000

Hugh Whelan

•      Executive Vice President of Hartford Investment Management

•      Co-Manager of the fund since inception (2006)

•      Joined Hartford Investment Management in 2005

•      Formerly head of Quantitative Equities Team at ING (2001-2005)

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of fund securities.

HARTFORD LEADERS CONSERVATIVE ALLOCATION HLS FUND

INVESTMENT GOAL.  Hartford Leaders Conservative Allocation HLS Fund seeks current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY.  The fund seeks to achieve its investment goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity funds. The equity fund allocation is intended to add diversification and to enhance returns. The fund employs a fund-of-funds structure pursuant to which it invests in several underlying affiliated and non-affiliated insurance trust mutual funds currently available in the Hartford Leaders product suite (the “Underlying Funds”). The Underlying Funds include, in addition to certain of the Hartford HLS Funds, insurance trust mutual funds from AIM Investments, American Funds, Franklin Templeton Investments, and MFS Mutual Funds.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•      Allocating the fund’s assets among the Underlying Funds based on the fund’s investment objective and on internally generated research.

•      Under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally to achieve approximately 60% of assets in fixed income funds and approximately 40% of assets in equity funds, although these percentages may vary from time to time. The fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality, while the equity component will be comprised of domestic and international equity funds.

•      Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds or allocate a portion of the fund’s assets to other Hartford HLS Funds from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. The Underlying Funds in which the fund may invest (listed below) may be changed in the future at any time without shareholder approval.

Underlying Funds

Domestic Equity Funds

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Large Cap Growth Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Small Cap Equity Fund

American Funds Insurance Series – Asset Allocation Fund

American Funds Insurance Series – Blue Chip Income and Growth Fund

American Funds Insurance Series – Growth Fund

American Funds Insurance Series – Growth-Income Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Flex Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Value Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Small-Mid Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Mutual Shares Securities Fund

MFS Variable Insurance Trust – Emerging Growth Series

MFS Variable Insurance Trust – Investors Growth Stock Series

MFS Variable Insurance Trust – Investors Trust Series

MFS Variable Insurance Trust – Mid Cap Growth Series

MFS Variable Insurance Trust – New Discovery Series

MFS Variable Insurance Trust – Research Series

MFS Variable Insurance Trust – Total Return Series

MFS Variable Insurance Trust – Value Series

Global and International Equity Funds

AIM V.I. International Growth Fund

American Funds Insurance Series – Global Growth Fund

American Funds Insurance Series – Global Growth and Income Fund

American Funds Insurance Series – Global Small Capitalization Fund

American Funds Insurance Series –  International Fund

American Funds Insurance Series – New World Fund

Franklin Templeton Variable Insurance Products Trust – Mutual Discovery Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund

MFS Variable Insurance Trust – Global Equity Series

MFS Variable Insurance Trust – Research International Series

Fixed Income and Money Market Funds

AIM V.I. Government Securities Fund

American Funds Insurance Series – Bond Fund

American Funds Insurance Series – Global Bond Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Strategic Income Securities Fund

Hartford Series Fund, Inc. – Hartford Money Market HLS Fund

MFS Variable Insurance Trust – High Income Series

MFS Variable Insurance Trust – Research Bond Series

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities of U.S. and/or foreign issuers. The debt securities may include government and corporate securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management. For further details, please refer to the section entitled “Principal Investment Strategy” for each of the Underlying Funds listed above.

MAIN RISKS.  The fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, limited capitalization risk, foreign investment risk, interest rate risk, credit risk, income risk, call risk, prepayment and extension risks, and U.S. government securities risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Because the fund, directly or through certain Underlying Funds, may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals, and political actions ranging from tax code changes to governmental collapse.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. In addition, the fund could lose money if any bonds it owns, either directly or through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund’s income due to falling interest rates.

The fund, directly or through certain Underlying Funds, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” – or repay – its bonds before their maturity date. The fund, directly or through certain Underlying Funds, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Because the fund, directly or through certain Underlying Funds, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. government securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers.

PAST PERFORMANCE.  Because the fund has not yet commenced operations as of the date of this prospectus, no performance history is provided.

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund, as a shareholder of certain of the Underlying Funds, indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which the fund invests. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level.

Class IB

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees(1)	0.15%
Distribution and service (12b-1) fees	0.25%
Other expenses(2)	0.05%
Acquired Fund (Underlying Fund) fees and expenses(3)	0.76%
Total operating expenses	1.21%

(1) The management fees provided are based on estimated fund assets under management of less than $1 billion during the fund’s first fiscal year.

(2) Other expenses are based on an estimated $[      ] million in assets under management for the fund’s first fiscal year.

(3) Acquired Fund (Underlying Fund) fees and expenses are based on the expected allocation of the fund’s assets among the various Underlying Funds upon commencement of operations. The allocation of the fund’s assets among the various Underlying Funds is subject to change from time to time without notice.

EXAMPLE.  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses (including the Underlying Fund fees and expenses listed in the fee table) remain the same, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS IB
EXPENSES (with or without redemption)
Year 1	$	[ ]
Year 3	$	[ ]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Edward C. Caputo, CFA

•                  Assistant Vice President of Hartford Investment Management

•                  Portfolio manager of the fund since inception (2006)

•                  Joined Hartford Investment Management in 2001

•                  Investment professional involved in trading, portfolio management and investment research since 2000

Hugh Whelan

•      Executive Vice President of Hartford Investment Management

•      Co-Manager of the fund since inception (2006)

•      Joined Hartford Investment Management in 2005

•      Formerly head of Quantitative Equities Team at ING (2001-2005)

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of fund securities.

HARTFORD LEADERS INCOME ALLOCATION HLS FUND

INVESTMENT GOAL.  Hartford Leaders Income Allocation HLS Fund seeks current income and, as a secondary objective, capital preservation.

PRINCIPAL INVESTMENT STRATEGY.  The fund seeks to achieve its investment goal through investment in a combination of fixed income funds, with a small portion of assets in domestic and international equity funds. The fund employs a fund-of-funds structure pursuant to which it invests in several underlying affiliated and non-affiliated insurance trust mutual funds currently available in the Hartford Leaders product suite (the “Underlying Funds”). The Underlying Funds include, in addition to certain of the Hartford HLS Funds, insurance trust mutual funds from AIM Investments, American Funds, Franklin Templeton Investments, and MFS Mutual Funds.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•      Allocating the fund’s assets among the Underlying Funds based on the fund’s investment objective and on internally generated research.

•      Under normal market conditions, allocating the fund’s investments in the Underlying Funds generally to achieve 80% of its assets in fixed income funds and 20% in equity funds, although these percentages may vary from time to time. The fixed income funds in which the funds may invest will be comprised of fixed income funds investing in several asset classes of varying credit quality, while the equity component will be comprised of domestic and international funds.

•      Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds or allocate a portion of the fund’s assets to other Hartford HLS Funds from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. The Underlying Funds in which the fund may invest (listed below) may be changed in the future at any time without shareholder approval.

Underlying Funds

Domestic Equity Funds

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Large Cap Growth Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Small Cap Equity Fund

American Funds Insurance Series – Asset Allocation Fund

American Funds Insurance Series – Blue Chip Income and Growth Fund

American Funds Insurance Series – Growth Fund

American Funds Insurance Series – Growth-Income Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Flex Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Value Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Small-Mid Cap Growth Securities Fund

Franklin Templeton Variable Insurance Products Trust – Mutual Shares Securities Fund

MFS Variable Insurance Trust – Emerging Growth Series

MFS Variable Insurance Trust – Investors Growth Stock Series

MFS Variable Insurance Trust – Investors Trust Series

MFS Variable Insurance Trust – Mid Cap Growth Series

MFS Variable Insurance Trust – New Discovery Series

MFS Variable Insurance Trust – Research Series

MFS Variable Insurance Trust – Total Return Series

MFS Variable Insurance Trust – Value Series

Global and International Equity Funds

AIM V.I. International Growth Fund

American Funds Insurance Series – Global Growth Fund

American Funds Insurance Series – Global Growth and Income Fund

American Funds Insurance Series – Global Small Capitalization Fund

American Funds Insurance Series –  International Fund

American Funds Insurance Series – New World Fund

Franklin Templeton Variable Insurance Products Trust – Mutual Discovery Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund

Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund

MFS Variable Insurance Trust – Global Equity Series

MFS Variable Insurance Trust – Research International Series

Fixed Income and Money Market Funds

AIM V.I. Government Securities Fund

American Funds Insurance Series – Bond Fund
American Funds Insurance Series – Global Bond Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Strategic Income Securities Fund

Hartford Series Fund, Inc. – Hartford Money Market HLS Fund

MFS Variable Insurance Trust – High Income Series

MFS Variable Insurance Trust – Research Bond Series

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities of U.S. and/or foreign issuers. The debt securities may include government and corporate securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management. For further details, please refer to the section entitled “Principal Investment Strategy” for each of the Underlying Funds listed above.

MAIN RISKS.  The fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, limited capitalization risk, foreign investment risk, interest rate risk, credit risk, income risk, call risk, prepayment and extension risks, and U.S. government securities risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Because the fund, directly or through certain Underlying Funds, may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals, and political actions ranging from tax code changes to governmental collapse.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. In addition, the fund could lose money if any bonds it owns, either directly or through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund’s income due to falling interest rates.

The fund, directly or through certain Underlying Funds, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” – or repay – its bonds before their maturity date. The fund, directly or through certain Underlying Funds, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Because the fund, directly or through certain Underlying Funds, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. government securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers.

PAST PERFORMANCE.  Because the fund has not yet commenced operations as of the date of this prospectus, no performance history is provided.

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund, as a shareholder of certain of the Underlying Funds, indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which the fund invests. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level.

CLASS IB
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees(1)	0.15%
Distribution and service (12b-1) fees	0.25%
Other expenses(2)	0.05%
Acquired Fund (Underlying Fund) fees and expenses(3)	0.79%
Total operating expenses	1.24%

(1)                The management fees provided are based on estimated fund assets under management of less than $1 billion during the fund’s first fiscal year.

(2)                Other expenses are based on an estimated $[        ] million in assets under management for the fund’s first fiscal year.

(3)                Acquired Fund (Underlying Fund) fees and expenses are based on the expected allocation of the fund’s assets among the various Underlying Funds upon commencement of operations. The allocation of the fund’s assets among the various Underlying Funds is subject to change from time to time without notice.

EXAMPLE.  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses (including the same Underlying Fund fees and expenses listed in the fee table) remain the same, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS IB
EXPENSES (with or without redemption)
Year 1	$	[ ]
Year 3	$	[ ]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Edward C. Caputo, CFA

•                  Assistant Vice President of Hartford Investment Management

•                  Portfolio manager of the fund since inception (2006)

•                  Joined Hartford Investment Management in 2001

•                  Investment professional involved in trading, portfolio management and investment research since 2000

Hugh Whelan

•      Executive Vice President of Hartford Investment Management

•      Co-Manager of the fund since inception (2006)

•      Joined Hartford Investment Management in 2005

•      Formerly head of Quantitative Equities Team at ING (2001-2005)

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of fund securities.

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

“Fund of Funds” Structure

The term “fund of funds” is used to describe mutual funds, such as Leaders Equity Growth Allocation HLS Fund, Leaders Growth Allocation HLS Fund, Leaders Balanced Allocation HLS Fund, Leaders Conservative Allocation HLS Fund and Leaders Income Allocation HLS Fund that pursue their investment objectives by investing in other mutual funds. By investing in a fund of funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the fund of funds invests, in addition to the fund of funds’ direct fees and expenses. Your cost of investing in the fund of funds, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund-of-funds structure could affect the timing, amount and character of distributions to you. For example, Hartford Investment Management may change the current asset allocation strategy among the Underlying Funds, or may invest in different funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal. HL Advisors expects that reallocation of Underlying Funds to occur quarterly although it may rebalance more frequently or less frequently as market conditions warrant. The effect of rebalancing on the fund and the Underlying Funds may increase transaction costs. However, HL Advisors attempts to minimize these costs. These transactions could increase or decrease the amount of gains, and could also affect the timing, amount and character of distributions.

It is the policy of HL Advisors and Hartford Investment Management to manage each fund in the best interests of its shareholders and to conduct the investment program for each fund without taking into account any consideration received from an Underlying Fund, be it affiliated or unaffiliated, or the profitability of any Underlying Fund or affiliate. However, management of the funds entails special potential conflicts of interest for HL Advisors and Hartford Investment Management because each fund is a fund of funds that may invest in both affiliated and unaffiliated Underlying Funds. In general, certain of the Underlying Funds are more profitable to Hartford Life and/or its affiliates than others. Hartford Investment Management may therefore have an incentive to allocate more of a fund’s assets to the more profitable of these Underlying Funds, and fewer assets to the less profitable of these Underlying Funds. Specifically, Hartford Investment Management may have an incentive to allocate more of a fund’s assets to affiliated rather than unaffiliated Underlying Funds for several reasons, including that investment in affiliated Underlying Funds may provide greater revenue to Hartford Life and/or its affiliates, and that certain affiliated Underlying Funds may pay a higher advisory fee or may have a greater fee differential between the fee paid to the adviser and the fee paid to the sub-adviser. Conversely, Hartford Life and/or its affiliates may have business relationships with certain of the unaffiliated Underlying Funds, or with their affiliates, that provide Hartford Investment Management with an incentive to allocate more of a fund’s assets to these unaffiliated Underlying Funds. To mitigate such conflicts, HL Advisors and Hartford Investment Management will implement various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the funds’ board of directors.

Summary Comparison of the Funds

Hartford Investment Management invests each fund’s assets in a combination of Underlying Funds, which include domestic and international equity funds and fixed income funds. The funds differ primarily due to their asset allocations among these fund types. Hartford Investment Management intends to manage each fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or intend to attempt to capture short-term market opportunities. However, Hartford Investment Management may modify the asset allocation strategy for any fund and modify the selection of Underlying Funds for any fund from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

Investment Goal and Principal Investment Strategies of the Underlying Funds

The investment goal (or objective) and principal investment strategies of each Underlying Fund are described in this section. Further information about each Underlying Fund is contained in the prospectus and statement of additional information of that Underlying Fund, which are available without charge through the SEC’s website at www.sec.gov. Because each fund invests in the Underlying Funds, investors in each fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each fund allocates to the Underlying Fund pursuing such strategies.

One or more of the following Underlying Funds may have retained the authority to change its investment goal (or objective) without approval of the shareholders of the Underlying Fund. An Underlying Fund may not be able to achieve its goal.

The following information with respect to the Underlying Funds sponsored by AIM Investments, American Funds, Franklin Templeton Investments, and MFS Mutual Funds is taken from the disclosure provided in the most recently available prospectus of each of those Underlying Funds as of the date of this prospectus. HL Advisors has not independently verified the accuracy of such information. Such information may have changed since the date of this prospectus. Updates and/or supplements to the Underlying

Fund information contained herein may be found on the SEC’s website at www.sec.gov. Throughout this section, the name “fund” or “series” refers to the relevant Underlying Fund.

AIM V.I. Basic Value Fund

(A series of AIM Variable Insurance Funds)

Investment Goal.  The fund seeks long-term growth of capital.

Principal Investment Strategy.  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.

A larger position in cash or cash equivalents could also detract from the achievement of the fund’s objective, but could also reduce the fund’s exposure in the event of a market downturn.

AIM V.I. Capital Appreciation Fund

(A series of AIM Variable Insurance Funds)

Investment Goal.  The fund seeks growth of capital.

Principal Investment Strategy.  The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.

A larger position in cash or cash equivalents could also detract from the achievement of the fund’s objective, but could also reduce the fund’s exposure in the event of a market downturn.

AIM V.I. Core Equity Fund

(A series of AIM Variable Insurance Funds)

Investment Goal.  The fund seeks growth of capital.

Principal Investment Strategy.  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For risk management or cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.

A larger position in cash or cash equivalents could also detract from the achievement of the fund’s objective, but could also reduce the fund’s exposure in the event of a market downturn.

AIM V.I. Government Securities Fund

(A series of AIM Variable Insurance Funds)

Investment Goal.  The fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

Principal Investment Strategy.  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include futures and options. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between 3 and 10 years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to 30 years. The fund may also invest up to 20% of its net assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does not trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment.

AIM V.I. International Growth Fund

(A series of AIM Variable Insurance Funds)

Investment Goal.  The fund’s investment objective is to provide long-term growth of capital.

Principal Investment Strategy.  The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the U.S. emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. At the present time, the fund’s portfolio managers intend to invest no more than 20% of the fund’s total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

The portfolio managers focus on companies that have experienced, in their opinion, above-average, long-term growth in earnings and have strong prospects for future growth with consideration given to valuation and quality metrics. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.

A larger position in cash or cash equivalents could also detract from the achievement of the fund’s objective, but could also reduce the fund’s exposure in the event of a market downturn.

AIM V.I. Large Cap Growth Fund

(A series of AIM Variable Insurance Funds)

Investment Goal.  The fund seeks long-term growth of capital.

Principal Investment Strategy.  The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The smallest capitalized company included in the Russell 1000 Index during the above-referenced period ended March 31, 2006, had a market capitalization of $265 million. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

The fund’s portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

AIM V.I. Mid Cap Core Equity Fund

(A series of AIM Variable Insurance Funds)

Investment Goal.  The fund seeks long-term growth of capital.

Principal Investment Strategy.  The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000 Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies.

In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, high quality money market instruments, and, as part of a risk management strategy, cash and cash equivalents, including shares of affiliated money market funds. The fund employs a risk management strategy to reduce volatility. Pursuant to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers’ search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies’ equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

A larger position in cash or cash equivalents could also detract from the achievement of the fund’s objective, but could also reduce the fund’s exposure in the event of a market downturn.

AIM V.I. Small Cap Equity Fund

(A series of AIM Variable Insurance Funds)

Investment Goal.  The fund seeks long-term growth of capital.

Principal Investment Strategy.  The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The largest capitalized company included in the Russell 2000 Index during the above-referenced period ended March 31, 2006, had a market capitalization of $6 billion. Under normal conditions, the top 10 holdings may comprise up to 25% of the fund’s total assets. The fund may also invest up to 25% of its total assets in foreign securities.

Among factors which the portfolio managers may consider when purchasing securities are: (1) the growth prospects for a company’s products; (2) the economic outlook for its industry; (3) a company’s new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as a balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered small-cap company securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

American Funds – Asset Allocation Fund

(A series of American Funds Insurance Series)

Investment Goal.  The fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

Principal Investment Strategy.  The fund seeks to achieve its investment goal by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in the S&P 500 Index, and up to 5% of its assets in debt securities of non-U.S. issuers. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody’s Investors Service and BB or below by Standard & Poor’s Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.”

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%–80% in equity securities, 20%–50% in debt securities and 0%–40% in money market instruments. As of December 31, 2005, the fund was approximately 72% invested in equity securities, 23% invested in debt securities and 5% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund’s ability to dispose of such securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

American Funds – Blue Chip Income and Growth Fund

(A series of American Funds Insurance Series)

Investment Goal.  The fund seeks to produce income exceeding the average yield on U.S. stocks (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Principal Investment Strategy.  The fund seeks to achieve its investment goal by investing primarily in common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in equity securities of larger, non-U.S. companies, so long as they are listed or traded in the United States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

American Funds – Bond Fund

(A series of American Funds Insurance Series)

Investment Goal.  The fund seeks to maximize your level of current income and preserve your capital.

Principal Investment Strategy.  Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days’ notice to shareholders. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds rated Ba or below by Moody’s Investors Service and BB or below by Standard & Poor’s Corporation or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in bonds of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund’s ability to dispose of such securities. The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions.

American Funds – Global Bond Fund

(A series of American Funds Insurance Series)

Investment Goal.  The fund seeks to provide you, over the long term, with a high level of total return as is consistent with prudent management.

Principal Investment Strategy.  The fund seeks to achieve its investment goal by investing primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates-and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fall to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund’s ability to dispose of such securities.

The values of and the income generated by most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the fund’s securities denominated in such currencies would generally depreciate and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

American Funds – Global Growth Fund

(A series of American Funds Insurance Series)

Investment Goal.  The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world.

Principal Investment Strategy.  The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

American Funds – Global Growth and Income Fund

(A series of American Funds Insurance Series)

Investment Goal.  The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

Principal Investment Strategy.  The fund is designed for investors seeking both capital appreciation and income. In pursuing its investment goal, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

American Funds – Global Small Capitalization Fund

(A series of American Funds Insurance Series)

Investment Goal.  The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world.

Principal Investment Strategy.  Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days’ notice to shareholders. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

American Funds – Growth Fund

(A series of American Funds Insurance Series)

Investment Goal.  The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

Principal Investment Strategy.  The fund seeks to achieve its investment goal by investing in the securities of issuers representing a broad range of market capitalizations. The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

American Funds – Growth-Income Fund

(A series of American Funds Insurance Series)

Investment Goal.  The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Principal Investment Strategy.  The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

American Funds – International Fund

(A series of American Funds Insurance Series)

Investment Goal.  The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States.

Principal Investment Strategy.  The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

American Funds – New World Fund

(A series of American Funds Insurance Series)

Investment Goal.  The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Principal Investment Strategy.  The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco, Panama, Peru, the Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Franklin Flex Cap Growth Securities Fund

(A series of Franklin Templeton Variable Insurance Products Trust)

Investment Goal.  The fund seeks capital appreciation.

Principal Investment Strategy.  Under normal market conditions, the fund invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation. The fund may invest in companies of any size, from small, emerging growth companies to well-established, large companies. A significant to substantial portion of the fund’s investments may be in smaller (generally, market capitalizations under $1.5 billion) and mid-size companies (generally, market capitalizations of $1.5-8 billion).

The fund may, from time to time, have positions in particular sectors such as electronic technology, technology services, biotechnology, health care technology and financial services.

The fund may invest a substantial amount of its assets in companies headquartered or conducting a substantial part of their operations in, or generating a substantial part of their revenue from businesses within, California. The fund may also invest in initial public offerings of securities.

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a bottom-up investor focusing primarily on individual securities, the manager seeks companies that have identifiable drivers of future earnings growth and that present, in the manager’s opinion, a good trade-off between that potential earnings growth, business and financial risk, and valuation. The manager relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, and strong management are all factors the manager believes may contribute to strong growth potential.

In choosing individual equity investments, the fund’s manager considers sectors that it believes have growth potential and fast growing, innovative companies within those sectors. In evaluating sector weightings in the fund’s investment portfolio, the manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000 Growth Index.

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund

Investment Goal.  The fund seeks to maximize income while maintaining prospects for capital appreciation.

Principal Investment Strategy.  Under normal market conditions, the fund invests in debt and equity securities. The fund seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. The fund seeks growth opportunities by investing in common stocks of companies from a variety of sectors that may include utilities, healthcare, financials, oil and gas. The fund may also invest a portion of its assets in convertible securities, including enhanced convertible securities and synthetic convertible securities.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, including convertible preferred stocks, are examples of equity securities. A convertible security is generally a debt security or preferred stock that may be converted into common stock and may provide an income stream while it is held. An enhanced convertible security offers enhanced yield features that may provide the fund with the opportunity to earn higher income.

The fund may invest a significant amount of its total assets in debt securities that are either rated below investment grade or, if unrated, determined by the fund’s manager to be of comparable quality. The fund may also invest up to 5% of its total assets in defaulted debt securities. Investment grade debt securities are those rated in the top four rating categories by independent rating agencies such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service (“Moody’s”). The fund generally invests in securities rated at least Caa by Moody’s or CCC by S&P or, if unrated, determined by the fund’s manager to be of comparable quality. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The fund may invest a small portion of its assets in foreign securities and emerging markets. The fund ordinarily pursues foreign investment opportunities by investing in multi-national corporations with significant foreign operations and in American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in multi-national corporations and ADRs involve many of the same risks as direct investments in foreign securities.

The manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and growth tomorrow. It generally performs independent analysis of the debt securities being considered for the fund’s portfolio, rather than relying principally on the ratings assigned by rating agencies. In analyzing both debt and equity securities, the manager considers a variety of factors, including:

•                  a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

•                  the experience and strength of the company’s management;

•                  the company’s changing financial condition and market recognition of the change;

•                  the company’s sensitivity to changes in interest rates and business conditions; and

•                  the company’s debt maturity schedules and borrowing requirements.

Franklin Large Cap Growth Securities Fund

(A series of Franklin Templeton Variable Insurance Products Trust)

Investment Goal.  The fund seeks capital appreciation.

Principal Investment Strategy.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For this fund, large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. The Russell 1000 consists of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The median market cap of the Russell 1000 Index as of February 28, 2006, was $5.04 billion.

Under normal market conditions, the fund invests predominantly in equity securities. The fund may also invest up to 20% of its net assets in investments of small to medium capitalization companies and a portion of its net assets in foreign securities. Although the fund seeks investments across a number of sectors, it may have from time to time substantial positions in the technology sector (including health technology, electronic technology and technology services), and in communications and financial services companies.

Growth companies in which the fund may invest include those that the manager expects to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains or are trading at valuations that the manager believes are attractive relative to their growth rates. These may include companies that generally dominate, or are gaining market share in, their industry and have a reputation for quality management, and superior products and services.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a bottom-up investor focusing primarily on individual securities, the manager seeks companies that have identifiable drivers of future earnings growth and that present, in the manager’s opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. The manager relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records or strong management are all factors the manager believes may contribute to growth in earnings or share price.

Franklin Large Cap Value Securities Fund

(A series of Franklin Templeton Variable Insurance Products Trust)

Investment Goal.  The fund seeks long-term capital appreciation.

Principal Investment Strategy.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For this fund, large-cap companies are those that are similar in size to those in the Russell 1000 Index at the time of purchase. The Russell 1000 consists of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The manager generally expects that the fund’s median market capitalization will exceed the Russell 1000 Index’s median market capitalization, which was $5.04 billion as of February 28, 2006. The fund invests predominantly in equity securities.

The fund focuses on investments in equity securities the fund’s manager believes to be undervalued and to have the potential for capital appreciation, including those of companies that have one or more of the following characteristics:

•                  Stock prices that are low in comparison to current historical or possible future earnings, book value, cash flow, or sales—all relative to the market, a company’s industry or a company’s earnings history.

•                  Recent sharp price declines but the potential for good long-term earnings prospects, in the manager’s opinion.

•                  Valuable intangibles the manager believes are not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities. From time to time, the fund may have significant investments in certain sectors such as financial services. The fund may invest a small portion of its total asset in foreign securities.

The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy for this fund. As a bottom-up investor concentrating primarily on individual securities, the manager seeks fundamentally sound companies that meet the criteria above and attempts to acquire them at attractive prices, often when they are out of favor with other investors. The manager invests in securities without regard to benchmark comparisons. The manager seeks bargains among the “under researched and unloved,” out of favor companies that offer, in the manager’s opinion, attractive long-term potential such as current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have growth potential in the manager’s opinion, and companies that are or may be potential turnaround candidates or takeover targets.

Franklin Rising Dividends Securities Fund

(A series of Franklin Templeton Variable Insurance Products Trust)

Investment Goal.  The fund seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Principal Investment Strategy.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies that have paid consistently rising dividends. Under normal market conditions, the fund invests predominantly in equity securities. Under normal market conditions, the fund invests at least 65% of its net assets in securities of companies that have:

•                  Consistently increased dividends in at least 8 out of the past 10 years and have not decreased dividends during that time.

•                  Increased dividends at least 100% over the past 10 years.

•                  Reinvested earnings, and paid out less than 65% of current earnings in dividends (except for utility companies).

•                  Either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating agencies.

•                  Attractive prices, with prices at the time of purchase either in the lower half of the stock’s price/earnings ratio range for the past 10 years or less than the average current market price/earnings ratio of the stocks comprising the S&P 500 Stock Index.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The fund may invest in equity securities of any sized company and may invest a significant to substantial amount of its assets in small capitalization (generally companies with market capitalizations of less than $2.5 billion) and medium capitalization (generally companies with market capitalizations of $2.5 billion to $8 billion) companies. From time to time, the fund also may have significant investments in particular sectors such as financial services.

The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy. As a bottom-up investor concentrating primarily on individual securities, the manager seeks companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices, often when they are out of favor with other investors. In following these criteria, the fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends. The fund invests without regard to the securities normally comprising the benchmark that the Fund uses for performance comparison purposes.

Franklin Small-Mid Cap Growth Securities Fund

(A series of Franklin Templeton Variable Insurance Products Trust)

Investment Goal.  The fund seeks long-term capital growth.

Principal Investment Strategy.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization (small-cap) companies and mid capitalization (mid-cap) companies. Under normal market conditions, the fund invests predominantly in equity securities.

For this fund, mid-cap companies are companies with market capitalizations not exceeding $8.5 billion at the time of purchase and, small-cap companies are companies with market capitalizations not exceeding: (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index; whichever is greater, at the time of purchase. The Russell 2000 Index consists of the 2,000 smallest companies in the Russell 3000 Index, and its largest company had a market-capitalization of $4.762 billion as of February 28, 2006. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market capitalization exceeds the small or mid cap measures described above.

The fund may, from time to time, have significant positions in particular sectors such as the technology sector (including electronic technology, technology services, and health technology). In addition to its main investments, the fund may invest in equity securities of larger companies.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a bottom-up investor focusing primarily on individual securities, the manager chooses companies that have identifiable drivers of future earnings growth and that present, in the manager’s opinion, the best trade-off between that earnings growth, business and financial risk, and valuation. The manager relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, and strong management are all factors the manager believes may contribute to strong growth potential.

Franklin Strategic Income Securities Fund

(A series of Franklin Templeton Variable Insurance Products Trust)

Investment Goal.  The fund seeks to earn a high level of current income.  Its secondary goal is long-term capital appreciation.

Principal Investment Strategy.  Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities including those in emerging markets. Debt securities include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-back securities, and convertible securities. The fund shifts its investments among the following general asset classes, and at any given time may have a substantial portion of its assets invested in any one of these classes:

•                  High yield and investment grade corporate bonds and preferred stocks of issuers located in the U.S. and foreign countries, including emerging market countries.

•                  Developed country (non-U.S.) government and agency bonds.

•                  Emerging market government and agency bonds.

•                  U.S. government and agency bonds.

•                  Mortgage securities and other asset-backed securities.

•                  Floating and variable interest rate investments (which may be issued by corporations or governments and may be asset-backed securities) that are debt securities.

•                  Convertible securities, including bonds and preferred stocks.

The fund may invest up to 100% of its assets in high yield, lower-quality debt securities. These securities are either rated below investment grade or, if unrated, determined by the fund’s manager to be of comparable quality. Investment grade debt securities are rated in the top four rating categories by independent rating agencies such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service (“Moody’s”). The below-investment grade debt securities the fund invests in are generally rated at least Caa by Moody’s or CCC by S&P or are unrated securities the fund’s manager determines are of comparable quality. However, the fund may invest a small portion of its net assets in defaulted debt securities. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Floating and variable interest rate investments are debt securities, the rate of interest on which is usually established as the sum of a base lending rate (such as the prime rate of a designated U.S. bank) plus a specified margin.

The fund may invest a portion of its assets in creditlinked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets. Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations, credit default swaps on corporate debt or bank loan obligations. Credit-linked securities are a form of derivatives.

The fund may invest in many different securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. In addition to U.S. Treasury notes and bonds, the fund may also invest in mortgage-backed securities issued by agencies such as Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), and asset-backed securities such as Small Business Administration obligations (“SBA”). The timely payment of principal and interest on U.S. Treasury securities and Ginnie Mae pass-through certificates is backed by the full faith and credit of the U.S. government. Securities issued or guaranteed by Fannie Mae, Freddie Mac, and certain other U.S. government-sponsored entities do not carry this guarantee and are backed only by the credit of such agency instrumentalities.

A mortgage-backed security is an interest in a pool of mortgage loans. Most mortgage securities are passthrough securities, which means that they generally provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early FSI-1 Franklin Strategic Income Securities Fund - Class 1prepayments, on the underlying mortgage loans. A convertible security is generally a debt security or preferred stock that may be converted into common stock.

Derivative investments, such as forward currency exchange contracts, may be used to help manage interest rate and currency risks, protect fund assets, implement a cash or tax management strategy or enhance fund income. With derivatives, the manager attempts to predict whether a currency or an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The manager allocates its investments based on its assessment of changing economic, global market, industry, and issuer conditions. The manager uses a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example, the manager may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, the manager generally conducts its own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or rating.

FRANKLIN TEMPLETON – MUTUAL DISCOVERY SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

Investment Goal.  The fund seeks capital appreciation.

Principal Investment Strategy.  Under normal market conditions, the fund invests mainly in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of companies of any nation that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund invests primarily in:

•                  Undervalued Securities:  Securities trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:

•                  Risk Arbitrage Securities:  Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of the same or another company.

•                  Distressed Companies:  Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

In pursuit of their value-oriented strategy, the fund is not limited to preset maximum or minimums governing the size of the companies in which they may invest. However, the fund invests substantially (up to 66%) in mid- and large-cap companies, but may invest a significant portion of its assets in small-cap companies.

While the fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit.

The fund expects to invest substantially and may invest up to 100% of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt. The fund presently does not intend to invest more than a portion of its assets (no more than 25%) in securities of emerging market countries.

A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, when, in the manager’s opinion, it would be advantageous to the fund to do so.

The fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security. The fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company’s securities relative to the manager’s own evaluation of the company’s asset value, book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

FRANKLIN TEMPLETON – MUTUAL SHARES SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

Investment Goal.  The fund seeks capital appreciation. Its secondary goal is income.

Principal Investment Strategy.  Under normal market conditions, the fund invests mainly in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of companies of any nation that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund invests primarily in:

•                  Undervalued Securities:  Securities trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:

•                  Risk Arbitrage Securities:  Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of the same or another company.

•                  Distressed Companies:  Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

In pursuit of their value-oriented strategy, the fund is not limited to preset maximum or minimums governing the size of the companies in which they may invest. However, the fund currently invest primarily (up to 80%) in mid- and large cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion and a portion of their assets may be invested in small-cap companies.

While the fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit.

The fund expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, when, in the manager’s opinion, it would be advantageous to the fund to do so.

The fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security. The fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company’s securities relative to the manager’s own evaluation of the company’s asset value, book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

FRANKLIN TEMPLETON – TEMPLETON DEVELOPING MARKETS SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

Investment Goal.  The fund seeks long-term capital appreciation.

Principal Investment Strategy.  Under normal market conditions, the fund invests at least 80% of its net assets in emerging market investments. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the fund invests primarily to predominantly in equity securities.

Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive a significant share of total revenue from goods or services produced, or sales made, or that have their principal activities or significant assets in, or are linked to currencies of, emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Emerging market equity securities and emerging market countries are more fully described in the SAI.

The manager generally seeks to diversify across both countries and sectors, but may from time to time have significant or substantial investments in one or more countries or sectors in part because in some countries particular sectors dominate.

While the fund has no specific policy regarding the market capitalization of issuers in which it will invest, because of the nature of emerging market issuers, a significant or substantial part of the fund’s investments in equity securities of such issuers may be in small capitalization companies, that is, in companies with a market capitalization less than $1.5 billion.

In addition to its main investments, the fund may invest up to 20% of its net assets in investments of developed market countries. The fund also may invest in American, Global and European Depositary Receipts, which are certificates issued by a bank or trust company that represent ownership in underlying securities issued by a domestic or foreign issuer.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

The manager’s investment philosophy is bottom-up, value-oriented, and long-term. In choosing investments, the Fund’s manager may make onsite visits to companies to assess critical factors such as management strength and local conditions. In addition, the manager focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term (typically 5 years) earnings, asset value, cash flow, and balance sheet. A company’s historical value measures, including price/earnings ratio, book value, profit margins and liquidation value, may also be considered, but are not limiting factors.

FRANKLIN TEMPLETON – TEMPLETON FOREIGN SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

Investment Goal.  The fund seeks long-term capital growth.

Principal Investment Strategy.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the fund invests predominantly in equity securities and, while there are no set percentage targets, the fund invests primarily to predominantly in large to medium capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The fund may, from time to time, have significant investments in one or more countries or in particular sectors such as financial services.

The fund may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. No more than 5% of the fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing investments, the fund’s manager focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered, but are not limiting factors.

FRANKLIN TEMPLETON – TEMPLETON GROWTH SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

Investment Goal.  The fund seeks long-term capital growth.

Principal Investment Strategy.  Under normal market conditions, the fund invests primarily in the equity securities of companies located anywhere in the world, including in the U.S. and emerging markets.

An equity security represents a proportionate share of ownership of a company; its value is based on the success of the company’s business, any income paid to shareholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

The fund may from time to time have significant investments in particular countries or in particular sectors.

In addition to its main investments, depending upon current market conditions, the fund may invest up to 15% of its net assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stocks, notes, and short-term debt investments.

In order to increase income to the fund, the fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The fund may use various derivative strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. No more than 5% of the fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing investments, the fund’s manager focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered, but are not limiting factors.

HARTFORD MONEY MARKET HLS FUND

(A series of Hartford Series Fund, Inc.)

Investment Goal.  The fund seeks maximum current income consistent with liquidity and preservation of capital.

Principal Investment Strategy.  The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund’s sub-adviser. Money market instruments include: (1) banker’s acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which its sub-adviser believes offer attractive returns relative to the risks undertaken. In addition, the fund’s sub-adviser adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MFS EMERGING GROWTH SERIES

(A series of MFS Variable Insurance Trust)

Investment Goal.  The series seeks long-term growth of capital.

Principal Investment Policies and Strategies.  The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which the series’ investment adviser believes are either:

•                  early in their life cycle but which have the potential to become major enterprises, or

•                  major enterprises that the adviser believes have above-average growth prospects or whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

Emerging growth companies may be of any size, and the adviser would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series’ investments in emerging growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The series’ adviser uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series’ portfolio manager and adviser’s large group of equity research analysts.

The series may invest in foreign securities (including emerging markets securities), through which it may have exposure to foreign currencies.

The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

MFS GLOBAL EQUITY SERIES

(A series of MFS Variable Insurance Trust)

Investment Goal.  The series seeks capital appreciation.

Principal Investment Strategy.  The series invests, under normal market conditions, at least 80% of its net assets in common stocks and equity-related securities, such as preferred stock, convertible securities and depositary receipts, of U.S. and foreign (including emerging market) issuers. The series spreads its investments across these markets and focuses on companies which the series’ investment adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series generally seeks to purchase securities of companies with relatively large market capitalizations relative to the market in which they are traded. The series’ investments may include securities traded in the over-the-counter markets.

A company’s principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in a country, (b) has its principal securities trading market in a country, (c) derives 50% or more of its total revenues from goods sold or services performed in the country, or (d) has 50% or more of its assets in the country.

The adviser uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the series’ portfolio manager and adviser’s large group of equity research analysts.

MFS HIGH INCOME SERIES

(A series of MFS Variable Insurance Trust)

Investment Goal.  The series seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities, some of which may involve equity features.

Principal Investment Strategy.  The series invests, under normal market conditions, at least 80% of its net assets in high income fixed income securities. Fixed income securities offering the high current income sought by the series generally are lower rated bonds. These bonds, commonly known as junk bonds, are assigned lower credit ratings by credit rating agencies or are unrated and considered by the series’ investment adviser to be comparable to lower rated bonds.

While the series focuses its investments on bonds issued by corporations or other similar entities, it may invest in all types of debt securities. The series may invest in foreign securities (including emerging markets securities), through which it may have exposure to foreign currencies.

In selecting fixed income investments for the series, the adviser considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month “horizon” outlook is used by the portfolio managers of the adviser’s fixed income oriented funds (including the series) as a tool in making or adjusting a series’ asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

MFS INVESTORS GROWTH STOCK SERIES

(A series of MFS Variable Insurance Trust)

Investment Goal.  The series seeks to provide long-term growth of capital and future income rather than current income.

Principal Investment Strategy.  The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities, of companies which the series’ investment adviser believes offer better than average prospects for long-term growth.

The adviser uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the series’ portfolio manager and adviser’s large group of equity research analysts.

The series may invest in foreign securities through which it may have exposure to foreign currencies.

The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

MFS INVESTORS TRUST SERIES

(A series of MFS Variable Insurance Trust)

Investment Goal.  The series seeks to provide long-term growth of capital and secondarily, to provide reasonable current income.

Principal Investment Strategy.  The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that the series’ investment adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The adviser considers the portfolio’s overall prospects for appreciation as well as income in managing the series.

The adviser uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises.  This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the series’ portfolio managers and adviser’s large group of equity research analysts.

The series may invest in foreign securities through which it may have exposure to foreign currencies.

MFS MID CAP GROWTH SERIES

(A series of MFS Variable Insurance Trust)

Investment Goal.  The series seeks long-term growth of capital.

Principal Investment Strategy.  The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalizations which the series’ investment adviser believes have reasonable valuations and above-average growth potential.

Medium market capitalization companies are defined by the series as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the series’ investment. This index is a widely recognized, unmanaged index of mid-cap common stock prices. The adviser generally expects that it will invest primarily in medium market capitalization companies with market capitalizations in excess of $1 billion. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the series’ 80% investment policy. As of January 31, 2006, the top of the Russell Midcap Growth Index range was about $22.7 billion. The series’ investments may include securities issued in initial public offerings and securities listed on a securities exchange or traded in the over-the-counter markets.

The series may establish “short” positions in specific securities or indices through short sales. In a typical short sale, the series borrows a security it does not own and then sells it in anticipation of a fall in the security’s price. The series must replace the security it borrowed by purchasing the security at its market value at the time of replacement.

The adviser uses a bottom-up, as opposed as a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the series’ portfolio manager and adviser’s large group of equity research analysts.

The series may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies.

MFS NEW DISCOVERY SERIES

(A series of MFS Variable Insurance Trust)

Investment Goal.  The series seeks capital appreciation.

Principal Investment Strategy.  The series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. Emerging growth companies are companies which the series’ investment adviser believes offer superior prospects for growth and are either:

•                  early in their life cycle but which have the potential to become major enterprises, or

•                  are major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

While emerging growth companies may be of any size, the series will generally focus on small cap emerging growth companies that are early in their life cycle. Small cap companies are defined by the adviser as those companies with market capitalizations within the current range of market capitalizations of companies in the Russell 2000 Growth Index at the time of the series’ investment. As of January 31, 2006, the range of market capitalizations of companies in the Russell 2000 Growth Index was between $25 million and $4.8 billion. This index is a widely recognized, unmanaged index of small cap common stock prices. The adviser would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series’ investments in emerging growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The adviser uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the series’ portfolio manager and the adviser’s large group of equity research analysts.

The series may engage in short sales. In a short sale, the series borrows a security it does not own and then sells it in anticipation of a fall in the security’s price. The series will suffer a loss if it establishes a short position and the value of the underlying security or index rises rather than falls. Because the series must cover its short position subject to prevailing market rates, the potential loss is limited.

The series may invest in foreign securities through which it may have exposure to foreign currencies.

The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

MFS RESEARCH SERIES

(A series of MFS Variable Insurance Trust)

Investment Goal.  The series seeks long-term growth of capital and future income.

Principal Investment Strategy.  The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series’ investment adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The series may invest in companies of any size. The series’ investments may include securities traded on securities exchanges or in the over-the-counter markets.

A committee of investment research analysts selects portfolio securities for the series. This committee includes investment analysts employed not only by the series’ adviser, but also by the series’ foreign investment advisory affiliates. The committee allocates the series’ assets among various sectors. Individual analysts then select what they view as the securities best suited to achieve the series’ investment objective within their assigned sector responsibility.

The series may invest in foreign equity securities (including emerging market securities), through which it may have exposure to foreign currencies.

The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

MFS RESEARCH BOND SERIES

(A series of MFS Variable Insurance Trust)

Investment Goal.  The series seeks total return (high current income and long-term growth of capital).

Principal Investment Strategy.  The series invests, under normal market conditions, at least 80% of its net assets in fixed income securities. These securities include:

•                  U.S. investment grade corporate fixed income securities, which are bonds or other debt obligations issued by U.S. corporations or similar entities which are assigned one of the top four credit ratings by credit rating agencies (e.g., rated AAA, AA, A or BBB) or which are unrated and considered by the series’ adviser to be investment grade.

•                  U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities or a government-sponsored enterprise. Certain U.S. government securities in which the series may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government and ordinarily involve minimal credit risk. Other U.S. government securities in which the series may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government-sponsored enterprise, such as the Federal Home Loan Banks (FHLBs), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae). Although government-sponsored enterprises such as FHLBs, Freddie Mac, and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government.

•                  U.S. high yield fixed income securities, commonly known as junk bonds, which are bonds assigned lower credit ratings by credit rating agencies or which are unrated and considered by the series’ adviser to be comparable to lower rated bonds.

•                  Foreign fixed income securities, which are bonds or other debt obligations issued by foreign governments, including emerging market governments, and other foreign or emerging market issuers.

•                  Mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables or credit card receivables.

A committee of fixed income research analysts selects portfolio securities for the series. This committee includes investment analysts employed by the series’ investment adviser and certain of its affiliates. Each analyst is assigned to follow a distinct category of the fixed income securities markets. The committee allocates the series’ assets among the various categories described above, and then individual analysts select what they view as the securities best suited to achieve the series’ investment objective within their assigned category. The series’ assets may be allocated among some or all of the various categories of fixed income securities.

The series may invest in derivative securities. Derivatives include: futures and forward contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes and indexed securities, and swaps, caps, floors and collars.

The series may engage in active and frequent trading to achieve its principal investment strategies.

MFS RESEARCH INTERNATIONAL SERIES

(A series of MFS Variable Insurance Trust)

Investment Goal.  The series seeks capital appreciation.

Principal Investment Strategy.  The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of foreign companies. The series focuses on foreign companies (including emerging market issuers) that the series’ investment adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series does not generally emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

The series’ assets are allocated among various sectors. A team of the adviser’s investment research analysts selects portfolio securities for the series.

The series may engage in active and frequent trading to achieve its principal investment strategies.

MFS TOTAL RETURN SERIES

(A series of MFS Variable Insurance Trust)

Investment Goal.  The series seeks to provide above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide reasonable opportunity for growth of capital and income.

Principal Investment Strategy.  The series is a “balanced fund,” and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests:

•                  at least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and

•                  at least 25% of its net assets in non-convertible fixed income securities.

The series may vary the percentage of its assets invested in any one type of security (within the limits described above) in accordance with its adviser’s interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

Consistent with the series’ principal investment policies described above, the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.

While the series may invest in all types of equity securities, its adviser generally seeks to purchase for the series equity securities, such as common stocks, preferred stocks, convertible securities and depositary receipts, of companies that it believes are undervalued in the market relative to their long-term potential. The equity securities of these companies may be undervalued because they are viewed by the adviser as being temporarily out of the favor in the market due to a decline in the market, poor economic conditions, developments that have affected or may effect the issuer of the securities or the issuer’s industry, or the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales, price-to-cash flow and/or price-to-earnings ratios. The series focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the series’ investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides a fixed income stream a the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

The adviser uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash-flows, competitive position and management’s abilities) performed by the series’ portfolio managers and adviser’s large group of equity research analysts.

The series invests in securities which pay a fixed interest rate, which include U.S. government securities, mortgage-backed and asset-backed securities, corporate bonds and foreign government securities. In selecting fixed income investments for the series, the adviser considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month “horizon” outlook is used by the portfolio manager(s) of the adviser’s fixed-income oriented funds (including the fixed-income portion of the series) as a tool in making or adjusting a series’ asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, the adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

MFS VALUE SERIES

(A series of MFS Variable Insurance Trust)

Investment Goal.  The series seeks capital appreciation and reasonable income.

Principal Investment Strategy.  The series invests, under normal market conditions, at least 65% of its net assets in equity securities of companies which its adviser believes are undervalued in the market relative to their long term potential. Undervalued equity securities generally produce income and have low price-to-book, price-to-cash flow, price-to-earnings and price-to-sales ratios. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the series may invest in companies of any size, the series generally focuses on undervalued companies with large market capitalizations. The equity securities of these companies may be undervalued because they are temporarily out of favor in the market due to a decline in the market, poor economic conditions, or developments that have affected or may affect the issuer of the securities or the issuer’s industry, or because the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series seeks to achieve a gross yield that exceeds that of the S&P 500 Index. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

The adviser uses bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the series’ portfolio manager and adviser’s large group of equity research analysts.

The series may invest in foreign securities through which it may have exposure to foreign currencies.

Investment Risks Generally

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

Each fund’s share price changes daily based on the performance of the Underlying Funds in which it invests. The ability of each fund to meet its investment goal (or objective) is directly related to its target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals (or objectives). Each of the Underlying Funds in which the funds invest is permitted a wide range of investment techniques. The Underlying Funds’ risks are determined by the nature of the securities held and the portfolio management strategies used by the Underlying Funds. Because each of the funds invests in the Underlying Funds, the Underlying Funds’ portfolio management strategies and the attendant risks will affect shareholders of each of the funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock’s price (market risk), or the risk that the price of a particular issuer’s stock may decline due to its financial results (financial risk). Each fund may invest in equity securities (directly or through certain Underlying Funds) as part of its principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Each fund other than Leaders Equity Growth Allocation HLS Fund may invest in debt securities

(directly or through certain Underlying Funds) as part of its principal investment strategy. As described further below, an investment in the funds entails additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Use of Options, Futures and Other Derivatives

Each fund (directly or through certain Underlying Funds) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund (directly or through certain Underlying Funds) to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques may also be used to manage risk by hedging a fund’s or an Underlying Fund’s portfolio investments. Hedging techniques may not always be available to a fund or an Underlying Fund, and it may not always be feasible for such fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund (directly or through certain Underlying Funds) could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expects. As a result, the use of these techniques may result in losses to a fund (directly or through certain Underlying Funds) or increase volatility in a fund’s performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

Foreign Investments

Each fund (directly or through certain Underlying Funds) may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and by changes in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than on similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of an Underlying Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund (directly or through certain Underlying Funds) due to subsequent declines in value of the portfolio investment or, if the Underlying Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund (directly or through certain Underlying Funds), or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

Each fund (directly or through certain Underlying Funds) may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds (directly or through certain Underlying Funds) may utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

The funds (directly or through certain Underlying Funds) may invest in securities of small capitalization companies.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Exchange Traded Funds

A fund’s investments in investment companies may include various exchange-traded funds (“ETFs”) that have received exemptive relief to sell their shares on a national securities exchange or at negotiated prices, subject to the fund’s investment objective, policies, and strategies as described in the prospectus.  ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange.  ETFs are priced continuously and trade throughout the day.  ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector.  Some types of equity ETFs are:

•                          “SPDRs” (S&P’s Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index’s underlying investment portfolio, less any trust expenses.

•                          “Qubes” (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•                          “iShares,” which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

•                          “HOLDRs” (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund’s investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

About Each Fund’s Investment Goal

Each fund’s investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The Underlying Funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to a fund’s shareholders and therefore could adversely affect the fund’s performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax advisers for individual tax advice.

Terms Used in this Prospectus

Equity securities:  Equity securities include common stock, preferred stock, securities convertible into common or preferred stock, and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers:  Foreign issuers and foreign borrowers include: (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer’s or borrower’s economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policy of Leaders Equity Growth Allocation HLS Fund

Under Rule 35d-1 of the 1940 Act, Leaders Equity Growth Allocation HLS Fund is required to invest at least 80% of the value of its assets in equity securities. The fund intends to invest in equity funds. Hartford Investment Management generally identifies equity funds by reference to a fund’s name and policies. This requirement is applied each time the fund invests its assets. If, subsequent to an investment by the fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets or otherwise, the fund’s future investments will be made in a manner that will bring it into compliance with this requirement. For purposes of this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act.  The name of the fund may be changed at any time by a vote of the fund’s board of directors. However, Rule 35d-1 under the 1940 Act also requires that shareholders be given written notice at least 60 days’ prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund (directly or through certain Underlying Funds) may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ SAI which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete calendar quarter-end portfolio holdings on the funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. Each fund also will disclose on the funds’ website no earlier than 15 days after the end of each month its largest ten holdings. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available (i) in the funds’ SAI; and (ii) on the funds’ website.

MANAGEMENT OF THE FUNDS

The Investment Manager

HL Investment Advisors, LLC (“HL Advisors”) is each fund’s investment manager. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. In addition, Hartford Life Insurance Company (“Hartford Life”) provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[      ] billion in assets under management as of [March 31, 2006]. HL Advisors had approximately $[      ] billion in assets under management as of March 31, 2006. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the SEC under which they use a “Manager of Managers” structure. HL Advisors has responsibility, subject to oversight by the Board of Directors, to oversee the funds’ sub-adviser(s) and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint a new sub-adviser, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract owners that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract owners will receive information about the new sub-advisory relationship.

Litigation and Regulatory Actions [to be updated]

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the “SEC”), subpoenas from the New York Attorney General’s Office, a subpoena from the Connecticut Attorney General’s Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC’s Division of Enforcement and the New York Attorney General’s Office are investigating aspects of The Hartford’s variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC, the New York Attorney General’s Office, the Connecticut Attorney General’s Office and other regulatory agencies in these matters.

Except as described below, to date none of these investigations have resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General’s Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General’s Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds’ adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. Under the terms of the settlement, The Hartford will pay $55 million to mutual funds that participated in The Hartford’s program for directed brokerage in recognition of mutual fund sales during the period from 2000 through 2003. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003.

In addition, The Hartford has been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make “direct claims” on behalf of investors in The Hartford Retail Funds and “derivative claims” on behalf of the Retail Funds themselves.  Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds’ investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves, and certain of the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the funds.

The Investment Sub-Adviser

Hartford Investment Management is the investment sub-adviser to the funds. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of March 31, 2006, Hartford Investment Management had investment management authority over $[      ] billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Soft Dollar Practices

As the funds’ sub-adviser, Hartford Investment Management is responsible for the day-to-day portfolio management activities of the funds, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), Hartford Investment Management may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Hartford Investment Management may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (within the meaning of Section 28(e) of the 1934 Act). Neither the management fees nor the subadvisory fees are reduced because Hartford Investment Management receives these products and services. These products and services may be of value to Hartford Investment Management in advising its clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, Hartford Investment Management will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Hartford Investment Management has adopted a policy addressing its use of soft dollars to obtain research and brokerage services, which are generally described in the funds’ SAI. Hartford Investment Management has determined that at present it will utilize soft dollars to obtain only: (i) brokerage services; (ii) research created and provided by a broker-dealer involved in effecting a trade (i.e., research provided by a full service broker-dealer, or provided by a broker-dealer to which a portion of a trade is directed for the purpose of obtaining access to the research, in either cased on a bundled basis); and (iii) access to management personnel. Hartford Investment Management will not at present utilize soft dollars to obtain research from parties who have no role in effecting a trade.

Management Fees

The funds pay a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of each fund’s average daily net asset value as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.15%
Amount Over $1 billion	0.10%

A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the funds will be available in the funds’ annual report to shareholders covering the period ending December 31, 2006.

FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The funds may offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the “Accounts”) as investment options for certain variable annuity contracts and variable life insurance contracts (“variable contracts”) issued through the Accounts. The funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The funds offer one class of shares: Class IB shares. For each fund, shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund’s net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the funds have the right to pay the redemption price of shares of the funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the funds’ Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

Valuation of Shares

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the funds will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the funds’ Board of Directors, which are applicable to all funds.  Market prices may be deemed unreliable, for example, if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:  (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for certain thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by the funds’ Board, which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund’s shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund.  Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values.  There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (including bank loans and other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the funds’ Board of Directors. Generally, each fund may use fair valuation with respect to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending.  Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

The assets of the Underlying Funds are valued at their respective net asset values.  Additional information on determination of net asset value of the Underlying Funds is available in the statement of additional information of each Underlying Fund.

Dividends and Distributions

Dividends and distributions may be declared by the funds’ Board of Directors from time to time. Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Unless shareholders specify otherwise, all dividends and distributions from a fund are automatically reinvested in additional full or fractional shares of that fund.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund’s shareholders can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (directly or through certain Underlying Funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. One or more of the Underlying Funds may invest in securities that are thinly traded or traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds.

The funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies, and group annuity contracts and corporate-owned life insurance (“COLI”) policies issued by Hartford Life Insurance Company and its affiliates (“Hartford Life”). Individual investors do not participate directly in the funds through ownership of fund shares. Rather, investors invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the funds.  In all cases, exchange activity among the funds occurs on an omnibus basis, which limits the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the funds’ ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds prevent the funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract owner can make during a specified time period or redemption fees on short-term trading activity. These contracts have not been sold by Hartford Life since the 1980’s, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the funds.  Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders.

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the funds’ policy to require the funds’ sub-adviser to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates the policies and procedures adopted by the Board of Directors with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary to do so. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, because of either the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

Hartford Life has developed and employs the following procedures with respect to restrictions on trading:

Individual Variable Annuity and Variable Life Products. Hartford Life presently sells only individual variable annuity contracts and individual variable life insurance policies that include contractual language reserving for Hartford Life the right to restrict abusive trading activities and to revoke the exchange privileges of abusive traders. In addition, currently sold variable annuity contracts and variable life insurance policies contain terms that permit Hartford Life to limit the means by which contract owners and policy holders may conduct exchanges. Under Hartford Life’s internal policies and procedures, any contract owner or policy holder who conducts in excess of twenty (20) exchanges in one policy/contract year is deemed to be an “Excessive Trader” for the remainder of the policy/contract year. With respect to any currently sold contract or policy, an Excessive Trader may only conduct exchanges in writing by U.S. mail or overnight delivery.

Although subject to the Excessive Trader restrictions described above, Hartford Life’s older Director I and Director II variable annuity contracts, which were sold in the 1980’s, do not contain language expressly reserving for Hartford Life the right to restrict abusive trading activities and to revoke the exchange privileges of abusive traders. These contracts are no longer sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in shares of the funds.

COLI Products.  With respect to COLI products offering investments in Hartford Life’s Separate Accounts that participate in the funds, Hartford Life imposes numeric restrictions on the frequency with which a contract owner may reallocate investment options. These restrictions vary by contract from four reallocations per contract year to those that permit twelve reallocations per contract year. In 2005, none of the COLI contract owners exceeded their respective reallocation limit.

Group Annuity Products.  With respect to group annuity products offering investments in Hartford Life’s Separate Accounts that invest in shares of the funds, Hartford Life serves as third-party administrator for the groups and, as such, has access to information concerning individual trading activity. Each group, however, maintains plan documents that govern the rights and obligations of plan participants and, accordingly, limits the ability of Hartford Life to restrict individual trading activity. Hartford Life is using reasonable efforts to work with plan sponsors to modify administrative services agreements between Hartford Life and the plans, as well as plan documents, in ways to enable Hartford Life to impose abusive trading restrictions that are reasonably designed to be as effective as those set forth above for individual variable annuity and variable life policyholders. Nonetheless, Hartford Life’s ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors.

Omnibus Accounts Participating Directly in the Funds.  Unlike the Group Annuity context discussed above, Hartford Life does not serve as a third-party administrator with respect to the omnibus accounts participating directly in the funds. Because Hartford Life receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter Excessive Traders or other abusive traders. Most omnibus accounts that participate directly in the funds offer no more than one of the funds to their plan participants and, at present, none offers more than three funds. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the funds’ prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life’s ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day.  Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (directly or through certain Underlying Funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of (i) securities for which market prices are not readily available (or are unreliable), or (ii) foreign securities, will be a part of the funds’ defenses against harmful excessive trading in fund shares. For additional information concerning the funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in this prospectus.

Federal Income Taxes

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis at the corporate entity (Hartford Series Fund, Inc.) level, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund’s fundamental investment policies), in which case votes are counted on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Performance Related Information

The funds may advertise performance related information. Performance information about a fund is based on the fund’s past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The funds are offered exclusively through variable insurance products. Performance information presented for the funds should not be compared directly with performance information of other insurance products without taking into account charges and expenses payable with respect to these insurance products. Such charges and expenses are not reflected in the funds’ performance information and will reduce an investor’s return under the insurance products.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS

Because the funds have not yet commenced operations as of the date of this prospectus, no financial highlight information is available for the funds.

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FUND CODE, CUSIP NUMBER AND SYMBOL

Fund Name	Cusip	Fund ID	Share Class	Symbol

AIM V.I. Basic Value Fund	008892614	1288	Series I
AIM V.I. Capital Appreciation Fund	008892101	1290	Series I
AIM V.I. Core Equity Fund	008892804	1585	Series I
AIM V.I. Government Securities Fund	008892309	1292	Series I
AIM V.I. International Growth Fund	008892507	1293	Series I
AIM V.I. Large Cap Growth Fund	008892564	1586	Series I
AIM V.I. Mid Cap Core Equity Fund	008892580	1294	Series I
AIM V.I. Small Cap Equity Fund	008892549	1320	Series I
American Funds Insurance Series Asset Allocation Fund	030372825	1253	Class 2
American Funds Insurance Series Blue Chip Income and Growth Fund	030372684	1286	Class 2
American Funds Insurance Series Bond Fund	030372833	1254	Class 2
American Funds Insurance Series Global Bond Fund
American Funds Insurance Series Global Growth Fund	030372742	1255	Class 2
American Funds Insurance Series Global Growth Fund	030372742	1963	Class 2
American Funds Insurance Series Global Growth and Income Fund
American Funds Insurance Series Global Small Capitalization Fund	030372759	1256	Class 2
American Funds Insurance Series Global Small Capitalization Fund	030372759	1964	Class 2
American Funds Insurance Series Growth Fund	030372767	1259	Class 2
American Funds Insurance Series Growth Fund	030372767	1956	Class 2
American Funds Insurance Series Growth-Income Fund	030372817	1258	Class 2
American Funds Insurance Series Growth-Income Fund	030372817	1960	Class 2
American Funds Insurance Series International Fund	030372775	1260	Class 2
American Funds Insurance Series International Fund	030372775	1962	Class 2
American Funds Insurance Series New World Fund	030372783	1257	Class 2
Franklin Templeton VIP Small-Mid Cap Growth Securities Fund	355150525	1252	[ ]
Franklin Templeton VIP Small-Mid Cap Growth Securities Fund	355150525	1954	[ ]
Franklin Templeton VIP Flex Cap Growth Securities Fund	355150269	1587	Class 2
Franklin Templeton VIP Income Securities Fund	355150418	1296	Class 2
Franklin Templeton VIP Large Cap Growth Securities Fund	355150533	1297	Class 2
Franklin Templeton VIP Large Cap Value Securities Fund	355150251	1588	Class 2
Franklin Templeton VIP Mutual Discovery Securities Fund	355150574	1172	Class 2
Franklin Templeton VIP Mutual Shares Securities Fund	355150558	1249	Class 2
Franklin Templeton VIP Mutual Shares Securities Fund	355150558	1966	Class 2
Franklin Templeton VIP Rising Dividends Securities Fund	355150467	1173	Class 2
Franklin Templeton VIP Strategic Income Securities Fund	355150335	1246	Class 2
Franklin Templeton VIP Strategic Income Securities Fund	355150335	1952	Class 2
Hartford Money Market HLS Fund	416528826	1269	Class IA
Hartford Money Market HLS Fund	61747X784	1935	Class IA
MFS V.I. Emerging Growth Series	55273F100	1261	Initial Class
MFS V.I. Emerging Growth Series	55273F100	1955	Initial Class
MFS V.I. Global Equity Series	55273F837	1265	Initial Class
MFS V.I. High Income Series	55273F704	1263	Initial Class
MFS V.I. Investors Growth Stock Series	55273F829	1267	Initial Class
MFS V.I. Investors Growth Stock Series	55273F829	1958	Initial Class
MFS V.I. Investors Trust Series	55273F407	1262	Initial Class
MFS V.I. Investors Trust Series	55273F407	1959	Initial Class
MFS V.I. Mid Cap Growth Series	55273F670	1981	Initial Class

Fund Name	Cusip	Fund ID	Share Class	Symbol

MFS V.I. New Discovery Series	55273F845	1264	Initial Class
MFS V.I. Research Series	55273F308	1589	Initial Class
MFS V.I. Research Bond Series	55273F878	1591	Initial Class
MFS V.I. Research International Series	55273F639	1590	Initial Class
MFS V.I. Total Return Series	55273F506	1266	Initial Class
MFS V.I. Total Return Series	55273F506	1953	Initial Class
MFS V.I. Value Series	55273F654	1174	Initial Class
Templeton Developing Markets Securities Fund	355150772	1247	Class 2
Templeton Developing Markets Securities Fund	355150772	1961	Class 2
Templeton Foreign Securities Fund	355150392	1248	Class 2
Templeton Growth Securities Fund	355150491	1250	Class 2
Templeton Growth Securities Fund	355150491	1965	Class 2

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-annual Report to Shareholders

Additional information about each fund will be contained in the financial statements and portfolio holdings in the funds’ annual and semi-annual reports. In the funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report. Because the funds did not commence operations until [       ], 2006, the funds have not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI has been filed with the SEC and is incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus and their SAI free of charge on the funds’ website at www.hartfordinvestor.com. The fund will make available its annual/semi-annual reports free of charge on the funds’ website when such reports become available.

To request a free copy of the current SAI or annual/semi-annual reports when they become available, or for shareholder inquiries or other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

Underlying Funds

The prospectus and statement of additional information of each of the Underlying Funds are available from the SEC through the methods described above.

SEC File Number:

Hartford Series Fund, Inc.         811-08629

This Privacy Policy is not a part of the prospectus.

Privacy Policy and Practices of

The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust.  We are committed to the responsible:

a)              management;

b)             use; and

c)              protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a)              service your Transactions with us; and

b)             support our business functions.

We may obtain Personal Information from:

a)              You;

b)             your Transactions with us; and

c)              third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a)              your name;

b)             your address;

c)              your income;

d)             your payment; or

e)              your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information.  We will share Personal Information, only as allowed by law, with affiliates such as:

a)              our insurance companies;

b)             our employee agents;

c)              our brokerage firms; and

d)             our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a)              market our products; or

b)             market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a)              independent agents;

b)             brokerage firms;

c)              insurance companies;

d)             administrators; and

e)              service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a)              taking surveys;

b)             marketing our products or services; or

c)              offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a)              “opt-out;” or

b)             “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a)              your proper written authorization; or

b)             as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a)              underwriting policies;

b)             paying claims;

c)              developing new products; or

d)             advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a)              the confidentiality; and

b)             the integrity of;

Personal Information that we have.  We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a)              secured files;

b)             user authentication;

c)              encryption;

d)             firewall technology; and

e)              the use of detection software.

We are responsible for and must:

a)              identify information to be protected;

b)             provide an adequate level of protection for that data;

c)              grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a)              credit history;

b)             income;

c)              financial benefits; or

d)             policy or claim information.

Personal Health Information means health information such as:

a)              your medical records; or

b)             information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public.  It includes:

a)              Personal Financial Information; and

b)             Personal Health Information.

Transaction means your business dealings with us, such as:

a)              your Application;

b)             your request for us to pay a claim; and

c)              your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a)     asking about;

b)    applying for; or

c)     obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is not a part of the prospectus.

This Privacy Policy is being provided on behalf of one or more of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Group Life Insurance Company; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco, LLC; Planco Financial Services, LLC; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, LLC; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

PART B

STATEMENT OF ADDITIONAL INFORMATION

HARTFORD SERIES FUND, INC.
Including:

HARTFORD LEADERS EQUITY GROWTH ALLOCATION HLS FUND

HARTFORD LEADERS GROWTH ALLOCATION HLS FUND

HARTFORD LEADERS BALANCED ALLOCATION HLS FUND

HARTFORD LEADERS CONSERVATIVE ALLOCATION HLS FUND

HARTFORD LEADERS INCOME ALLOCATION HLS FUND

(collectively, the “Funds”)

CLASS IB SHARES

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus for the Funds.  A free copy of the prospectus is available upon request by writing to:  Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, by calling 1-800-862-6668, or on the Funds’ website at www.hartfordinvestor.com.

Date of Prospectus:  [January 31, 2007]

Date of Statement of Additional Information:  [January 31, 2007]

The information herein is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Hartford Series Fund, Inc. has applied to the Securities and Exchange Commission (the “Commission”) for exemptive relief from certain restrictions of the Investment Company Act of 1940 as they pertain to the investment strategies of the funds of funds described in this prospectus. There is no guarantee that Hartford Series Fund, Inc. will receive the requested exemptive relief. Hartford Series Fund, Inc. will not offer or sell shares of the funds of funds described herein unless and until Hartford Series Fund, Inc. receives such exemptive relief.

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GENERAL INFORMATION

This SAI relates to the five mutual funds listed on the front cover page (each a “Fund” and together the “Funds”) which may serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies.  Each Fund offers one class of shares: Class IB shares.  HL Investment Advisors, LLC (“HL Advisors”) is each Fund’s investment manager and Hartford Life Insurance Company (“Hartford Life”) provides administrative services to each Fund.  HL Advisors and Hartford Life are indirect wholly-owned subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[      ] billion in assets under management as of [              ].  Hartford Investment Management Company (“Hartford Investment Management” or the “sub-adviser”), an affiliate of HL Advisors, serves as sub-adviser to the Funds and provides the day-to-day investment management of the Funds.  Hartford Investment Management is a wholly-owned subsidiary of The Hartford.  The Hartford also sponsors a family of mutual funds that is offered directly to the public.  Hartford Investment Financial Services, LLC (“HIFSCO”), a wholly-owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

Each Fund is a diversified open-end fund and an investment portfolio (series) of Hartford Series Fund, Inc. (the “Company”), a Maryland corporation registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Company issues a separate series of Class IB shares of common stock for each Fund, representing a fractional undivided interest in such Fund.

The Funds commenced operations on [          ], 2006.

Each Fund is a “fund of funds,” and diversifies its assets by investing in the Class IA shares of several other Hartford HLS Funds (the “Affiliated Underlying Funds”) and the institutional classes of various unaffiliated funds offered by other mutual fund families (the “Unaffiliated Underlying Funds”) (together with the Affiliated Underlying Funds, the “Underlying Funds”).  In addition, each Fund may invest in open-end investment companies and UITs that are “exchange-traded funds” to the extent such investment is consistent with the investment objective of the Fund.  Each Fund may also make investments in individual equity and/or fixed income securities and other securities that are not issued by registered investment companies and that are consistent with its investment objective.

The Board of Directors of the Company (the “Board of Directors” or the “Board”) may reclassify authorized shares to increase or decrease the allocation of shares in each Fund.  The Board of Directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any Fund or to classify and reclassify any Fund into one or more classes.

INVESTMENT OBJECTIVES AND POLICIES

Percentage limitations described in this SAI or in a Fund’s prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.  Except for the investment restrictions listed below as fundamental or to the extent designated as such in the prospectus, the other investment policies described in this SAI or in the prospectus are not fundamental and may be changed without shareholder approval.

A.            FUNDAMENTAL RESTRICTIONS OF THE FUNDS

Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund’s outstanding voting securities.  Under the Investment Company Act of 1940, as amended (the “1940 Act”), and as used in the prospectus and this SAI, approval by a “majority of the outstanding voting securities” means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or of the class) are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

The investment objectives and principal investment strategies of each Fund are set forth in the Fund’s prospectus.  Set forth below are the fundamental investment restrictions and policies applicable to each Fund, followed by certain non-fundamental restrictions and policies applicable to each Fund.

1.             Each Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

2.             Each Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry; except that a Fund may invest more than 25% of its assets in any one Underlying Fund.

3.             Each Fund will not make loans, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

4.             Each Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

5.             Each Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

6.             Each Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the Funds invest have adopted investment restrictions that may be more or less restrictive than those listed above, thereby permitting the Funds to engage indirectly in investment strategies that may be prohibited under the investment restrictions listed above.  Additional information concerning the investment restrictions of each Underlying Fund may be found in that Underlying Fund’s SAI, which is available without charge through the SEC’s website at www.sec.gov.

For each Fund, and except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

The investment objective of each Fund is non-fundamental and may be changed without a shareholder vote.

B.            NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

Each Fund may not:

1.     Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings.  This investment restriction shall not apply to any required segregated account, securities lending arrangements, reverse repurchase agreements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

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2.     Purchase any securities on margin (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities).  The deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

3.     Purchase securities while outstanding borrowings exceed 5% of the Fund’s total assets, except for temporary or emergency purposes.  Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund’s registration statement are not deemed to be borrowings for purposes of this restriction.

4.     Sell securities short except for short sales against the box.

5.     Invest more than 20% of the value of its total assets in the securities and loans of foreign issuers or borrowers and non-dollar securities and loans.

6.     Invest more than 15% of the Fund’s net assets in illiquid securities.

7.     Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts, would exceed 5% of the value of the Fund’s total assets.

For each Fund, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or loans or amount of net assets is not a violation of any of the foregoing restrictions.  In addition, notwithstanding the foregoing investment restrictions, the Underlying Funds in which the Funds invest have adopted investment restrictions that may be more or less restrictive than those listed above, thereby permitting the Funds to engage indirectly in investment strategies that may be prohibited under these investment restrictions.

C.                                     NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUNDS

Each Fund must:

1.     Maintain its assets so that, at the close of each quarter of its taxable year,

(a)                                  at least 50% of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans) limited in respect of any one issuer to no more than 5% of the fair market value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and

(b)                                 no more than 25% of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board of Directors to the extent appropriate in light of changes to applicable tax law requirements.

2.               Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder.

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D.                                    INVESTMENT OBJECTIVES OF THE FUNDS

The Funds are professionally managed funds which allocate their assets among a combination of several Underlying Funds, which include domestic and international equity funds and, for each of the Funds other than Leaders Equity Growth HLS Fund, fixed income funds.  The Funds differ primarily due to their asset allocation among these Underlying Fund types.

The investment goals of the Funds are as follows:

Leaders Equity Growth Allocation HLS Fund: the Fund seeks long-term capital appreciation through investment in a combination of domestic and international equity funds.

Leaders Growth Allocation HLS Fund: the Fund seeks long-term capital appreciation through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in fixed income funds.

Leaders Balanced Allocation HLS Fund: the Fund seeks long-term capital appreciation and income through investment in a combination of domestic and international equity funds and fixed income funds.

Leaders Conservative Allocation HLS Fund: the Fund seeks current income and long-term capital appreciation through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity funds.

Leaders Income Allocation HLS Fund: the Fund seeks current income and secondarily capital preservation through investment in a combination of fixed income funds, with a small portion of assets in domestic and international equity funds.

Each Fund’s investment performance and ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests.  Because each Fund invests in the Underlying Funds, investors in each will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets the Funds allocate to the Underlying Fund pursuing such strategies.  The investment goals and principal investment strategies of the Underlying Funds are described in the Funds’ prospectus.  To request a copy of the Fund’s prospectus, contact Hartford HLS Funds at 1-800-862-6668.  Additional information concerning the investment strategies and policies of each Underlying Fund, including any updates and/or supplements thereto, may be found in the prospectus and any subsequent supplements of each Underlying Fund, which are available without charge through the SEC’s website at www.sec.gov or at the SEC’s office, as described in the prospectus.

Hartford Investment Management, each Fund’s sub-adviser, allocates the assets of each Fund among the Underlying Funds based upon a number of factors, including Hartford Investment Management’s asset allocation strategies and the investment performance of each Underlying Fund.  In making investment decisions for the Funds, Hartford Investment Management will consider, among other factors, internally generated research and asset allocations among the Underlying Funds.

It is the policy of HL Advisors and Hartford Investment Management to manage each Fund in the best interests of its shareholders and to conduct the investment program for each Fund without taking into account any consideration received from an Underlying Fund, be it affiliated or unaffiliated, or the profitability of any Underlying Fund or affiliate.  However, management of the Funds entails special potential conflicts of interest for HL Advisors and Hartford Investment Management because each Fund is a fund of funds that may invest in both affiliated and unaffiliated Underlying Funds.  In general, certain of the Underlying Funds are more profitable to Hartford Life and/or its affiliates than others.  Hartford Investment Management may therefore have an incentive to allocate more of a Fund’s assets to the more profitable of these Underlying Funds, and fewer assets to the less profitable of these Underlying Funds.  Specifically, Hartford Investment Management may have an incentive to allocate more of a Fund’s assets to Affiliated rather than Unaffiliated Underlying Funds for several reasons, including that investment in Affiliated Underlying Funds may provide greater revenue to Hartford Life and/or its affiliates, and that certain Affiliated Underlying Funds may pay a higher advisory fee or may have a greater fee

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differential between the fee paid to the adviser and the fee paid to the sub-adviser.  Conversely, Hartford Life and/or its affiliates may have business relationships with certain of the Unaffiliated Underlying Funds, or with their affiliates, that provide Hartford Investment Management with an incentive to allocate more of a Fund’s assets to these Unaffiliated Underlying Funds.  To mitigate such conflicts, HL Advisors and Hartford Investment Management will implement various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the funds’ board of directors.

The following is a list of the Underlying Funds in which the Funds may invest.  Hartford Investment Management may modify the asset allocation strategy for the Funds and modify the selection of Underlying Funds for the Funds or may invest the Funds’ assets in other Hartford HLS Funds and unaffiliated funds from time to time without shareholder approval if it believes that doing so would better enable the Funds to pursue their investment goals.

Leaders Equity Growth Allocation HLS Fund	Leaders Growth Allocation HLS Fund	Leaders Balanced Allocation HLS Fund

AIM V.I. Basic Value Fund	AIM V.I. Basic Value Fund	AIM V.I. Basic Value Fund
AIM V.I. Capital Appreciation Fund	AIM V.I. Capital Appreciation Fund	AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund	AIM V.I. Core Equity Fund	AIM V.I. Core Equity Fund
AIM V.I. International Growth Fund	AIM V.I. Government Securities Fund	AIM V.I. Government Securities Fund
AIM V.I. Large Cap Growth Fund	AIM V.I. International Growth Fund	AIM V.I. International Growth Fund
AIM V.I. Mid Cap Core Equity Fund	AIM V.I. Large Cap Growth Fund	AIM V.I. Large Cap Growth Fund
AIM V.I. Small Cap Equity Fund	AIM V.I. Mid Cap Core Equity Fund	AIM V.I. Mid Cap Core Equity Fund
American Funds Insurance Series – International Fund	AIM V.I. Small Cap Equity Fund	AIM V.I. Small Cap Equity Fund
American Funds Insurance Series – Asset Allocation Fund	American Funds Insurance Series – International Fund	American Funds Insurance Series – International Fund
American Funds Insurance Series – Blue Chip Income and Growth Fund	American Funds Insurance Series – Asset Allocation Fund	American Funds Insurance Series – Asset Allocation Fund
American Funds Insurance Series – Global Growth and Income Fund	American Funds Insurance Series – Blue Chip Income and Growth Fund	American Funds Insurance Series – Blue Chip Income and Growth Fund
American Funds Insurance Series – Global Growth Fund	American Funds Insurance Series – Bond Fund	American Funds Insurance Series – Bond Fund
American Funds Insurance Series – Global Small Capitalization Fund	American Funds Insurance Series – Global Bond Fund	American Funds Insurance Series – Global Bond Fund
American Funds Insurance Series – Growth Fund	American Funds Insurance Series – Global Growth and Income Fund	American Funds Insurance Series – Global Growth and Income Fund
American Funds Insurance Series – Growth-Income Fund	American Funds Insurance Series – Global Growth Fund	American Funds Insurance Series – Global Growth Fund
American Funds Insurance Series – New World Fund	American Funds Insurance Series – Global Small Capitalization Fund	American Funds Insurance Series – Global Small Capitalization Fund
Franklin Templeton Variable Insurance Products Trust – Franklin Flex Cap Growth Securities Fund	American Funds Insurance Series – Growth Fund	American Funds Insurance Series – Growth Fund
Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund	American Funds Insurance Series – Growth-Income Fund	American Funds Insurance Series – Growth-Income Fund
Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Growth Securities Fund	American Funds Insurance Series – New World Fund	American Funds Insurance Series – New World Fund
Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Value Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Flex Cap Growth Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Flex Cap Growth Securities Fund

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Leaders Equity Growth Allocation HLS Fund	Leaders Growth Allocation HLS Fund	Leaders Balanced Allocation HLS Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund
Franklin Templeton Variable Insurance Products Trust – Franklin Small-Mid Cap Growth Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Growth Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Growth Securities Fund
Franklin Templeton Variable Insurance Products Trust – Mutual Discovery Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Value Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Value Securities Fund
Franklin Templeton Variable Insurance Products Trust – Mutual Shares Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund
Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Small-Mid Cap Growth Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Small-Mid Cap Growth Securities Fund
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund	Franklin Templeton Variable Insurance Products Trust – Strategic Income Securities Fund	Franklin Templeton Variable Insurance Products Trust – Strategic Income Securities Fund
Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund	Franklin Templeton Variable Insurance Products Trust – Mutual Discovery Securities Fund	Franklin Templeton Variable Insurance Products Trust – Mutual Discovery Securities Fund
MFS Variable Insurance Trust – Global Equity Series	Franklin Templeton Variable Insurance Products Trust – Mutual Shares Securities Fund	Franklin Templeton Variable Insurance Products Trust – Mutual Shares Securities Fund
MFS Variable Insurance Trust – Emerging Growth Series	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund
MFS Variable Insurance Trust – Investors Growth Stock Series	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund
MFS Variable Insurance Trust – Investors Trust Series	Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund	Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund
MFS Variable Insurance Trust – Mid Cap Growth Series	Hartford Series Fund, Inc. – Hartford Money Market HLS Fund	Hartford Series Fund, Inc. – Hartford Money Market HLS Fund
MFS Variable Insurance Trust – New Discovery Series	MFS Variable Insurance Trust – Emerging Growth Series	MFS Variable Insurance Trust – Emerging Growth Series
MFS Variable Insurance Trust – Research International Series	MFS Variable Insurance Trust – Global Equity Series	MFS Variable Insurance Trust – Global Equity Series
MFS Variable Insurance Trust – Research Series	MFS Variable Insurance Trust – High Income Series	MFS Variable Insurance Trust – High Income Series
MFS Variable Insurance Trust – Total Return Series	MFS Variable Insurance Trust – Investors Growth Stock Series	MFS Variable Insurance Trust – Investors Growth Stock Series
MFS Variable Insurance Trust – Value Series	MFS Variable Insurance Trust – Investors Trust Series	MFS Variable Insurance Trust – Investors Trust Series
	MFS Variable Insurance Trust – Mid Cap Growth Series	MFS Variable Insurance Trust – Mid Cap Growth Series
	MFS Variable Insurance Trust – New Discovery Series	MFS Variable Insurance Trust – New Discovery Series

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Leaders Equity Growth Allocation HLS Fund	Leaders Growth Allocation HLS Fund	Leaders Balanced Allocation HLS Fund

	MFS Variable Insurance Trust – Research Bond Series	MFS Variable Insurance Trust – Research Bond Series
	MFS Variable Insurance Trust – Research International Series	MFS Variable Insurance Trust – Research International Series
	MFS Variable Insurance Trust – Research Series	MFS Variable Insurance Trust – Research Series
	MFS Variable Insurance Trust – Total Return Series	MFS Variable Insurance Trust – Total Return Series
	MFS Variable Insurance Trust – Value Series	MFS Variable Insurance Trust – Value Series

Leaders Conservative Allocation HLS Fund	Leaders Income Allocation HLS Fund

AIM V.I. Basic Value Fund	AIM V.I. Basic Value Fund
AIM V.I. Capital Appreciation Fund	AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund	AIM V.I. Core Equity Fund
AIM V.I. Government Securities Fund	AIM V.I. Government Securities Fund
AIM V.I. International Growth Fund	AIM V.I. International Growth Fund
AIM V.I. Large Cap Growth Fund	AIM V.I. Large Cap Growth Fund
AIM V.I. Mid Cap Core Equity Fund	AIM V.I. Mid Cap Core Equity Fund
AIM V.I. Small Cap Equity Fund	AIM V.I. Small Cap Equity Fund
American Funds Insurance Series – International Fund	American Funds Insurance Series – International Fund
American Funds Insurance Series – Asset Allocation Fund	American Funds Insurance Series – Asset Allocation Fund
American Funds Insurance Series – Blue Chip Income and Growth Fund	American Funds Insurance Series – Blue Chip Income and Growth Fund
American Funds Insurance Series – Bond Fund	American Funds Insurance Series – Bond Fund
American Funds Insurance Series – Global Bond Fund	American Funds Insurance Series – Global Bond Fund
American Funds Insurance Series – Global Growth and Income Fund	American Funds Insurance Series – Global Growth and Income Fund
American Funds Insurance Series – Global Growth Fund	American Funds Insurance Series – Global Growth Fund
American Funds Insurance Series – Global Small Capitalization Fund	American Funds Insurance Series – Global Small Capitalization Fund
American Funds Insurance Series – Growth Fund	American Funds Insurance Series – Growth Fund
American Funds Insurance Series – Growth-Income Fund	American Funds Insurance Series – Growth-Income Fund
American Funds Insurance Series – New World Fund	American Funds Insurance Series – New World Fund
Franklin Templeton Variable Insurance Products Trust – Franklin Flex Cap Growth Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Flex Cap Growth Securities Fund
Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund

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Leaders Conservative Allocation HLS Fund	Leaders Income Allocation HLS Fund

Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Growth Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Growth Securities Fund
Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Value Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Large Cap Value Securities Fund
Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund
Franklin Templeton Variable Insurance Products Trust – Franklin Small-Mid Cap Growth Securities Fund	Franklin Templeton Variable Insurance Products Trust – Franklin Small-Mid Cap Growth Securities Fund
Franklin Templeton Variable Insurance Products Trust – Strategic Income Securities Fund	Franklin Templeton Variable Insurance Products Trust – Strategic Income Securities Fund
Franklin Templeton Variable Insurance Products Trust – Mutual Discovery Securities Fund	Franklin Templeton Variable Insurance Products Trust – Mutual Discovery Securities Fund
Franklin Templeton Variable Insurance Products Trust – Mutual Shares Securities Fund	Franklin Templeton Variable Insurance Products Trust – Mutual Shares Securities Fund
Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund
Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund	Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund
Hartford Series Fund, Inc. – Hartford Money Market HLS Fund	Hartford Series Fund, Inc. – Hartford Money Market HLS Fund
MFS Variable Insurance Trust – Emerging Growth Series	MFS Variable Insurance Trust – Emerging Growth Series
MFS Variable Insurance Trust – Global Equity Series	MFS Variable Insurance Trust – Global Equity Series
MFS Variable Insurance Trust – High Income Series	MFS Variable Insurance Trust – High Income Series
MFS Variable Insurance Trust – Investors Growth Stock Series	MFS Variable Insurance Trust – Investors Growth Stock Series
MFS Variable Insurance Trust – Investors Trust Series	MFS Variable Insurance Trust – Investors Trust Series
MFS Variable Insurance Trust – Mid Cap Growth Series	MFS Variable Insurance Trust – Mid Cap Growth Series
MFS Variable Insurance Trust – New Discovery Series	MFS Variable Insurance Trust – New Discovery Series
MFS Variable Insurance Trust – Research Bond Series	MFS Variable Insurance Trust – Research Bond Series
MFS Variable Insurance Trust – Research International Series	MFS Variable Insurance Trust – Research International Series

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Leaders Conservative Allocation HLS Fund	Leaders Income Allocation HLS Fund

MFS Variable Insurance Trust – Research Series	MFS Variable Insurance Trust – Research Series
MFS Variable Insurance Trust – Total Return Series	MFS Variable Insurance Trust – Total Return Series
MFS Variable Insurance Trust – Value Series	MFS Variable Insurance Trust – Value Series

E.             MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

The investment objective and principal investment strategies for each Fund are discussed in the Funds’ prospectus.  As stated above, because each Fund is a fund of funds that invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies.  Accordingly, each Fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.  A further description of certain investment strategies used by the Funds, directly or through the Underlying Funds, and the risks related to those strategies is set forth below.

Certain descriptions in the Funds’ prospectus and in this SAI of a particular investment practice or technique in which the Funds may engage, or a financial instrument which the Funds may purchase (in each case, either directly or through the Underlying Funds) are meant to describe the spectrum of investments that a Fund’s sub-adviser, in its discretion, might, but is not required to, use in managing the Fund’s portfolio assets in accordance with the Fund’s investment objective, policies, and restrictions.  The sub-adviser, in its discretion, may employ such practice, technique, or instrument for one or more Funds, but not necessarily for all Funds.  It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

New Fund Risks The Funds are new funds, with limited operating history, which may result in additional risk.  There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate one or more of the Funds.  While shareholder interests will be paramount considerations, the timing of any liquidation may not be favorable to certain individual shareholders.

Indirect Concentration Risk There is additional risk for the Funds with respect to aggregation of holdings in the Underlying Funds.  The aggregation of holdings of Underlying Funds may result in a Fund indirectly having concentrated assts in a particular industry or in a single company.  Such indirect concentrated holdings may have the effect of increasing the volatility of the Fund’s returns.  The Funds do not control the investments of the Underlying Funds and any indirect concentration occurs as a result of the Underlying Funds following their investment objectives.

Money Market Instruments and Temporary Investment Strategies From time to time, each Fund may invest (directly or through certain Underlying Funds) some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions.  To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Money market instruments include, but are not limited to: (1) banker’s acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

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Repurchase Agreements  A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price.  It may also be viewed as the loan of money by a fund to the seller.  The resale price by a fund would be in excess of the purchase price, reflecting an agreed-upon market interest rate.

The Funds (directly or through certain Underlying Funds) are permitted to enter into fully collateralized repurchase agreements.  With respect to repurchase agreements entered into by the Funds, the Board of Directors has delegated to Hartford Investment Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements.  Hartford Investment Management will monitor on behalf of the Funds such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest.  Notwithstanding the foregoing, the Underlying Funds in which the Funds invest may not provide for similar assurances, thereby permitting the Funds to engage indirectly in investment strategies that may be prohibited under the investment strategy listed above.

If the seller defaults, a fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest.  In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan.  If a fund has not perfected a security interest in the security, it may be required to return the security to the seller’s estate and be treated as an unsecured creditor.  As an unsecured creditor, a fund could lose some or all of the principal and interest involved in the transaction.

Reverse Repurchase Agreements  The Funds (directly or through certain Underlying Funds) may also enter into reverse repurchase agreements.  Reverse repurchase agreements involve sales by a fund of portfolio assets concurrently with an agreement by a fund to repurchase the same assets at a later date at a fixed price.  Reverse repurchase agreements carry the risk that the market value of the securities which a fund is obligated to repurchase may decline below the repurchase price.  A reverse repurchase agreement is viewed as a collateralized borrowing by a fund.  Borrowing magnifies the potential for gain or loss on the portfolio securities of a fund and, therefore, increases the possibility of fluctuation in a fund’s net asset value.

Inflation-Protected Debt Securities  The Funds,other than Leaders Equity Growth HLS Fund, may invest (directly or through certain Underlying Funds) in inflation-protected debt securities.  Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security.  Most other issuers pay out the inflation accruals as part of a semiannual coupon.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation.  However, the current market value of the securities is not guaranteed, and will fluctuate.

The Funds,other than Leaders Equity Growth HLS Fund, may also invest (directly or through certain Underlying Funds) in other inflation related securities which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is an

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index of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Debt Securities  The Funds,other than Leaders Equity Growth HLS Fund, are permitted to invest (directly or through certain Underlying Funds) in debt securities including, among others: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations (“CMO’s”); (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (6) commercial mortgage-backed securities.

Investment Grade Debt Securities  The Funds,other than Leaders Equity Growth HLS Fund, are permitted to invest (directly or through certain Underlying Funds) in debt securities rated within the four highest rating categories (e.g., “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “AAA”, “AA”, “A” or “BBB” by Standard and Poor’s Corporation (“S&P”)) (or, if unrated, securities of comparable quality as determined by the applicable sub-adviser).  These securities are generally referred to as “investment grade securities.”  Each rating category has within it different gradations or sub-categories.

If a fund is authorized to invest in a certain rating category, the fund is also permitted to invest in any of the sub-categories or gradations within that rating category.  If a security is downgraded to a rating category which does not qualify for investment, an adviser or sub-adviser will generally use its discretion in determining whether to hold or sell the security based upon its opinion on the best method to maximize value for shareholders over the long term.  Debt securities carrying the fourth highest rating (e.g., “Baa” by Moody’s and “BBB” by S&P), and unrated securities of comparable quality (as determined by a sub-adviser) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.  To the extent that a fund invests in higher-grade securities, the fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

High Yield—High Risk Debt Securities and Bank Loans  The Funds,other than Leaders Equity Growth HLS Fund, may invest (directly or through certain Underlying Funds) in fixed income securities rated below investment grade.  Securities or loans rated “Ba” by Moody’s or “BB” by S&P or lower, or securities or loans which, if unrated, are determined by an adviser or sub-adviser to be of comparable quality, are below investment grade.

Securities and bank loans rated below investment grade are commonly referred to as “high yield-high risk debt securities,” “junk bonds” “or leveraged loans” as the case may be.  Each rating category has within it different gradations or sub-categories.  For instance the “Ba” rating for Moody’s includes “Ba3,” “Ba2” and “Ba1.”  Likewise the S&P rating category of “BB” includes “BB+,” “BB” and “BB-.”  If a fund is authorized to invest in a certain rating category, the fund is also permitted to invest in any of the sub-categories or gradations within that rating category.  Descriptions of the debt securities and bank loans ratings system, including the speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI.  Below investment grade securities and bank loans generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities and bank loans in higher rating categories.  Securities and bank loans below investment grade are considered to be of poor standing and predominantly speculative.  These securities and bank loans are considered speculative with respect to the

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issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities and bank loans held by a fund with a commensurate effect on the value of a fund’s shares.  If a security or bank loan is downgraded to a rating category which does not qualify for investment, the applicable adviser or sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

Bank Loans and Loan Participations  The Funds,other than Leaders Equity Growth HLS Fund, may invest (directly or through certain Underlying Funds) in bank loans or participation interests in variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.  Loans are subject to the credit risk of nonpayment of principal or interest.  Substantial increases in interest rates may cause an increase in loan defaults.  Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.  Many loans are relatively illiquid and may be difficult to value.

Investments in bank loans through a direct assignment of the financial institution’s interest with respect to the bank loan may involve additional risks to a fund.  For example, if a bank loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is conceivable that under emerging legal theories of lender liability, a fund could be held liable as co-lenders.

Some bank loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the bank loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of the bank loans, including in certain circumstances, invalidating such bank loans or causing interest previously paid to be refunded to the borrower.  If interest were required to be refunded, it could negatively affect the fund’s performance.

Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.  Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  Consequently, when investing in indebtedness of companies with poor credit, a fund bears a substantial risk of losing the entire amount invested.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of a fund’s investment, and revolving credit facilities, which would require a fund to make additional investments in the bank loans as required under the terms of the credit facility at the borrower’s demand.

A financial institution’s employment as agent bank may be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement would remain available to the holders of such indebtedness.  However, if assets held by the agent bank for the benefit of a fund were determined to be subject to the claims of the agent bank’s general creditors, such fund may incur certain costs and delays in realizing payments on a bank loan or loan participation and could suffer a loss of principal and/or interest.

A fund will acquire loan participations only if the lender inter-positioned between the fund and the borrower is determined by the fund’s adviser or sub-adviser to be creditworthy.  Loan participations typically will result in a fund having a contractual relationship only with the lender that sold the participation, not with the borrower.  Such a fund will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  In connection with purchasing loan participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and may not benefit directly from any collateral supporting the loan in which they have purchased the participation.  As a result, a fund may be subject to the credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender of the lender selling participation, a fund

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may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

A fund’s investments in loan participations and bank loans may be subject to such fund’s limitations on investments in illiquid investments and, to the extent applicable, its limitations on investments in securities or bank loans rated below investment grade.  Such a fund may have difficulty disposing of loan participations and bank loans.  The market for certain loan participations and bank loans is not highly liquid.  The lack of a highly liquid secondary market may have an adverse impact on the value of such loan participations and bank loans.  This will also have an adverse impact on the fund’s ability to dispose of particular loan participations or bank loans when necessary to meet redemption of its shares, to meet its liquidity needs, or in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.  The lack of a highly liquid secondary market for loan participations and bank loans also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

Senior Floating Rate Loans  The Funds,other than Leaders Equity Growth HLS Fund, may invest (directly or through certain Underlying Funds) in interests in senior floating rate loans.  Senior floating rate loans, which hold the most senior position in the capital structure of a business entity (the ‘‘Borrower’’), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower.  The proceeds of floating rate loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes.  The Funds,other than Leaders Equity Growth HLS Fund, may also invest (directly or through certain Underlying Funds) in companies whose financial condition is uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.  Floating rate loans typically have rates of interest which are reset or predetermined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a spread.  These base lending rates are primarily the London-Interbank Offered Rate (‘‘LIBOR’’), and secondarily the prime rate offered by one or more major United States banks (the ‘‘Prime Rate’’) and the certificate of deposit (‘‘CD’’) rate or other base lending rates used by commercial lenders.  Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan.  Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan.

Many loans in which a fund may invest may not be rated by a rating agency, may not be registered with the Securities and Exchange Commission or any state securities commission and may not be listed on any national securities exchange.  The amount of public information available with respect to loans will generally be less extensive than that available for registered or exchange listed securities.  In evaluating the creditworthiness of Borrowers for the Funds, Hartford Investment Management considers, and may rely in part, on analyses performed by others.  In the event that loans are not rated, they are likely to be the equivalent of below investment grade quality.  Debt securities that are rated below-investment-grade and comparable unrated bonds are viewed by the rating agencies as having speculative characteristics and are commonly known as ‘‘junk bonds.’’  Historically, floating rate loans tend to have more favorable loss recovery rates than more junior types of below-investment-grade debt obligations.  Hartford Investment Management may not view ratings as the primary factor in its investment decisions and may rely more upon its credit analysis abilities than upon ratings.

Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal.  Floating rate loans are rated below-investment-grade, which means that rating agencies view them as more likely to default in payment than investment-grade loans.  Such nonpayment would result in a reduction of income to a fund, a reduction in the value of the investment, and a potential decrease in the net asset value of such fund.  There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.  In the event of bankruptcy of a Borrower, a fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a floating rate loan.  To the extent that a floating rate loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower.  Some floating rate loans are subject to the

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risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such floating rate loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of floating rate loans including, in certain circumstances, invalidating such floating rate loans or causing interest previously paid to be refunded to the Borrower.  If interest were required to be refunded, that refund could negatively affect a fund’s performance.

A fund that invests in loans and securities is subject to interest rate risk as a result of those investments.  When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline.  Although net asset values will vary by fund, the Funds’ sub-adviser expects that acquired floating rate loans may minimize fluctuations in net asset value as a result of changes in market interest rates.  However, because rates on floating rate loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in net asset values.  Similarly, a sudden and significant increase in market interest rates may cause a decline in net asset values.

Although the volume of floating rate loans has increased in recent years, demand for loans has also grown. An increase in demand may benefit a fund by providing increased liquidity for loans but may also adversely affect the rate of interest payable on loans acquired by a fund and the availability of loans acquired in the primary market, as well as increase the price of loans in the secondary market.

Prepayment Risks.  Most floating rate loans and certain debt securities allow for prepayment of principal without penalty.  Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.  Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities.  Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited.  Loans or debt securities purchased to replace a prepaid loan or debt security may have lower yields than the yield on the prepaid loan or debt security.

Market Risks.  Significant events, such as the events of September 11, 2001, and other market disruption events, such as weather or infrastructure disruptions that affect the markets generally, can affect the liquidity a fund and cause spreads to widen or interest rates to rise, resulting in a reduction in value of a fund’s assets.  Other economic factors (such as a large downward movement in stock prices, a disparity in supply of and demand for certain loans and securities, or market conditions that reduce liquidity) can also adversely affect the market for debt obligations.  Ratings downgrades of holdings or their issuers will generally reduce the value of such holdings.

The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the loan and securities markets.  These terrorist attacks and related events, including the war in Iraq, its aftermath, and continuing occupation of Iraq by coalition forces, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets.  A similar disruption of the financial markets could affect interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares.  In particular, junk bonds and floating rate loans tend to be more volatile than higher-rated fixed income securities, so that significant events and any actions resulting from them may have a greater effect on the prices and volatility of junk bonds and floating rate loans than on higher-rated fixed income securities.

Material Non-Public Information.  A fund may be in possession of material non-public information about a Borrower or issuer as a result of its ownership of a loan or security of such Borrower or issuer.  Because of prohibitions on trading in securities of issuers while in possession of such information, such a fund may be unable to enter into a transaction in a loan or security of such a Borrower or issuer when it would otherwise be advantageous to do so.

Regulatory Risk.  To the extent that legislation or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of floating rate loans for

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investment may be adversely affected.  In addition, such legislation could depress the market value of floating rate loans.

Mortgage-Related Securities  The mortgage-related securities in which the Funds,other than Leaders Equity Growth HLS Fund, may invest (directly or through certain Underlying Funds) include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled for sale to investors by various governmental, government-related and private organizations.  The Funds,other than Leaders Equity Growth HLS Fund, may also invest (directly or through certain Underlying Funds) in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.  When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of a fund’s shares.

The value of these securities may be significantly affected by interest rates, the market’s perception of the issuers and the creditworthiness of the parties involved.  These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid.  The yield characteristics of the mortgage securities differ from those of traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time.  The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates.  If a fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity.  Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.  Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.  Accelerated prepayments on securities purchased by a fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

The mortgage securities in which a fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity.  As a result, the holder of the mortgage securities (e.g., the investing fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages.  When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities.  For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of “locking in” long-term interest rates.

Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations.  Multiple-class mortgage-related securities or collaterized mortgage obligations are referred to herein as “CMOs.”  Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages.  The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.  CMOs involve special risk and evaluating them requires special knowledge.

CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity.  As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced.  These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

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Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates.  Interest-only classes (“IOs”) and principal-only classes (“POs”) classes are examples of this.  IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets.  If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO, and therefore the yield to investors, generally will be reduced.  In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent.  Conversely, POs are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets.  POs are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.  Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances.  Inverse floating rate CMO classes also may be extremely volatile.  These classes pay interest at a rate that decreases when a specified index of market rates increases.

Asset-Backed Securities  The Funds,other than Leaders Equity Growth HLS Fund, may invest (directly or through certain Underlying Funds) in asset-backed securities.  The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities.  The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables.  The Funds,other than Leaders Equity Growth HLS Fund, may invest (directly or through certain Underlying Funds) in these and other types of asset-backed securities that may be developed in the future.  These securities may be subject to the risk of prepayment or default.  Not all asset-backed securities have the benefit of a security interest in the underlying asset.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due.  The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Structured Notes  The Funds,other than Leaders Equity Growth HLS Fund may invest (directly or through certain Underlying Funds) up to 5% of their total assets in structured notes.  The values of the structured notes in which a fund invests are linked to equity securities or equity indices (“reference instruments”).  These notes differ from other types of debt securities in several respects.  The interest rate or principal amount payable at maturity may vary based on changes in the value of the equity security or index.  A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases.  Similarly, its value may increase or decrease if the value of the reference instrument decreases.  Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates.  Further, in the case of certain structured notes, a decline or increase in the value of the reference instrument may cause the interest rate to be reduced to zero, and any further declines or increases in the reference instrument may then reduce the principal amount payable on maturity.  The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the reference instrument increases or decreases.  Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

Municipal Securities  The Funds,other than Leaders Equity Growth HLS Fund, may invest (directly or through the Underlying Funds) in municipal securities.  Municipal securities include primarily debt obligations of the states, their agencies, universities, boards, authorities and political subdivisions (for example, cities, towns, counties, school districts, authorities and commissions) issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works.  Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of

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student loans, community redevelopment, district heating, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses.  Certain types of industrial development bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal.  In addition, structured securities, such as tobacco bonds, may be issued by municipal entities to securitize future payment streams.  Such obligations are included within the term municipal securities if the interest payable thereon is, in the opinion of bond counsel, exempt from federal income taxation, but may include securities which pay interest income subject to the alternative minimum tax.  Certain types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial, commercial or office facilities constitute municipal securities, although current federal income tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are general obligation bonds and limited obligation (or revenue) bonds.  General obligation bonds are obligations involving credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or revenue source.  The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer.  Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility.  Industrial development bonds are in most cases limited obligation bonds payable solely from specific revenues of the project to be financed, pledged to their payment.  The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities (or the credit standing of a third-party guarantor or other credit enhancement participant, if any).  There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, depending on various factors.  (See Appendix A for a discussion of bond ratings.)

The yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  The ratings of the various rating agencies represent their opinions as to the quality of the municipal securities which they undertake to rate.  It should be emphasized, however, that ratings are general, not absolute, standards of quality.  Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.

For the purpose of diversification under the 1940 Act, the identification of the issuer of a municipal security depends on the terms and conditions of the security.  If a state or a political subdivision of such state pledges its full faith and credit to payment of a security, the state or the political subdivision, respectively, will be deemed the sole issuer of the security.  If the assets and revenues of an agency, authority or instrumentality of the state or a political subdivision are separate from those of the state or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality will be deemed to be the sole issuer.  Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or projects will be deemed the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, then such non-governmental user will be deemed to be the sole issuer.  If, however, in any of the above cases, the state, the political subdivision or some other entity guarantees a security, and the value of all securities issued or guaranteed by the guarantor and owned by a Fund (through an Underlying Fund) exceeds 10% of the value of the Fund’s total assets, the guarantee will be considered a separate security and will be treated as an issue of the guarantor.

Inverse Floaters  The Funds,other than Leaders Equity Growth HLS Fund may invest (directly or through certain Underlying Funds) in inverse floaters.  Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates.  Investments in this type of security involve special risks as compared to investments in, for example, a fixed rate municipal security.  A fund could lose money and its net asset values could decline if movements in interest rates are incorrectly anticipated.  Moreover,

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the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities.

Equity Securities  The Funds (directly or through certain Underlying Funds) may invest in equity securities.  Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.  In addition, the Funds (directly or through certain Underlying Funds) may invest in all types of equity securities and in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder.  Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

Initial Public Offerings  The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile.  The effect of IPOs on a fund’s performance depends on a variety of factors, including the number of IPOs such fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value.  As a fund’s asset base increases, IPOs often have a diminished effect on the fund’s performance.

Small Capitalization Securities  The Funds (directly or through certain Underlying Funds) may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations.  Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees.  As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies.  Small capitalization securities may be more likely to be offered in initial public offerings.  Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

Foreign Issuers and Borrowers and Non-Dollar Securities and Loans  Foreign issuers and borrowers include (1) companies organized outside the United States, (2) foreign governments and agencies or instrumentalities of foreign governments, and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States.  Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer’s or borrower’s economic fortunes and risks are primarily linked with U.S. markets.  Non-dollar securities and loans are securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

The Funds (directly or through certain Underlying Funds) are permitted to invest a portion of their assets in securities of foreign issuers, loans to foreign borrowers, and non-dollar securities and loans, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank.  ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars.  GDRs are certificates issued globally and evidence a similar ownership arrangement.  GDRs are traded on foreign securities exchanges and are denominated in foreign currencies.  The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities.  When selecting securities of foreign issuers and non-dollar securities, the applicable sub-adviser will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

A Fund that is permitted to invest (directly or through certain Underlying Funds) in securities of foreign issuers, loans to foreign borrowers, and non-dollar securities and loans may invest in debt exchangeable for common stock, debt, currency or equity-linked notes and similar linked securities (e.g., zero-strike warrants) (“LNs”), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index.  Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock.  LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk

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and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined.  Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption.  A fund may have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

Investing in securities of foreign issuers and loans to foreign borrowers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers and borrowers.  Less information may be available about foreign issuers and borrowers compared with U.S. issuers and borrowers.  For example, foreign issuers and borrowers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers and borrowers.  In addition, the values of non-dollar securities and loans are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations.  Costs are also incurred in connection with conversions between various currencies.

Investing in foreign government debt securities and loans exposes a fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities.  The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country.  Some countries in which a fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment.  Some of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government’s policy towards the IMF, the World Bank and other international agencies.

The Funds may invest (directly or through certain Underlying Funds) in securities of issuers located in countries with emerging economies or securities markets.  Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities.  Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Foreign securities are subject to other additional risks.  For example, foreign investments may be more difficult to sell than U.S. investments.  Investments in foreign loans and securities may involve currency risks, difficulty in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.  There may also be difficulty in invoking legal protections across borders.  In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in foreign  Borrowers or issuers in countries with developed securities markets and more advanced regulatory systems.  The value of foreign loans and securities is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign loans and securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States.  Foreign investments also can be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations.

Some loans and securities may be issued by companies organized outside the U.S. but are traded in U.S. markets and are denominated in U.S. dollars.  For example, ADRs and shares of some large foreign-based

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companies are traded on principal U.S. exchanges.  Other loans and securities are not traded in the U.S. but are denominated in U.S. dollars.  These loans and securities are not subject to all of the risks of foreign investing.  For example, foreign trading market or currency risks will not apply to dollar denominated securities or loans traded in U.S. securities or loan markets.

Currency Transactions  The Funds (directly or through certain Underlying Funds) may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value and, to a lesser extent, to enhance returns.  Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter (“OTC”) currency futures contracts and options thereon and exchange listed and OTC options on currencies.

Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies.  See “Swap Agreements” below.

The use of currency transactions to protect the value of the assets of a fund against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of that fund’s underlying securities.  Further, a fund may enter into currency transactions only with counterparties that its adviser or sub-adviser deems to be creditworthy.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund.  The Funds (directly or through certain Underlying Funds) may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purpose.

A “settlement hedge” or “transaction hedge” is designed to protect a fund against an adverse change in foreign currency value between the date a security is purchased or sold and the date on which payment is made or received.  Entering into a forward contract for the purchase or sale of the amount of the foreign currency involved in an underlying securities transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security.  Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the adviser or sub-adviser.

The Funds (directly or through certain Underlying Funds) may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency.  For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pounds’ value.  Such a hedge, sometimes referred to as a “position hedge,” would tend to off-set both positive and negative currency fluctuations, but would not off-set changes in security values caused by other factors.  A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling.  This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds (directly or through certain Underlying Funds) may enter into forward contracts to shift its investment exposure from one currency into another.  This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency.  This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in the currency and purchased an equivalent security denominated in another.  Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on the skill of a fund’s adviser or sub-adviser in analyzing currency value.  Currency management strategies may substantially change fund’s investment

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exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the adviser or sub-adviser anticipates.  For example, if a currency’s value rose at a time when the adviser or sub-adviser had hedged a fund by selling that currency in exchange for dollars, such a fund would not participate in the currency’s appreciation.  If the adviser or sub-adviser hedges currency exposure through proxy hedges, such a fund could realize currency losses from both the hedge and the security portion if the two currencies do not move in tandem.  Similarly, if the adviser or sub-adviser increases a fund’s exposure to a foreign currency and that currency’s value declines, such fund would realize a loss.  There is no assurance that the adviser or sub-adviser’s use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

The Funds (directly or through certain Underlying Funds) may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates.  See “Options and Futures Contracts” below for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

Options and Futures Contracts  In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Funds, for cash flow management, and, to a lesser extent, to enhance returns, the Funds (directly or through certain Underlying Funds) may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments.  The Funds (directly or through certain Underlying Funds) may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements.  A fund’s ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

The Funds (directly or through certain Underlying Funds) may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with their objectives and policies.  This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

The Funds (directly or through certain Underlying Funds) may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on non-dollar securities they hold or intend to purchase.  For example, if a fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency.  Similarly, if a fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, such a fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

Aggregates are composites of equity or debt securities that are not tied to a commonly known index.  An index is a measure of the value of a group of securities or other interests.  An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities.  The Funds (directly or through certain Underlying Funds) may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

The Funds (directly or through certain Underlying Funds) may write covered straddles consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient assets are deposited to meet a fund’s immediate obligations.  A fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, a fund will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is “in the money.”

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The Funds (directly or through certain Underlying Funds) may write or purchase put and call swap options.  A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

The Funds (directly or through certain Underlying Funds) may only write covered options.  See “Asset Coverage” below.

A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument.  An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

The Funds (directly or through certain Underlying Funds) may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

The Funds (directly or through certain Underlying Funds) may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts.  For example, a fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the fund’s non-dollar securities holdings.  In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the fund and resulting transaction costs.  When such a fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, it may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction.  Such a purchase of a futures contract would serve as a temporary measure to protect the fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

The Funds (directly or through certain Underlying Funds) similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.  Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts.  Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index.  The volume, breadth, efficiency and other attributes may be limited.  A fund’s use of these kinds of futures contracts will depend to a large degree on how this market develops.

The Funds (directly or through certain Underlying Funds) may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk.  A fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency.  The fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities.  Such a fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with its investment objectives and policies.

The Funds (directly or through certain Underlying Funds) may write covered straddles consisting of a call and a put written on the same underlying futures contract.  A straddle will be covered when sufficient assets are deposited to meet a fund’s immediate obligations.  A fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than

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that of the put.  In such cases, these funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Options on indices are settled in cash, not in delivery of securities.  The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Although any one Fund may not employ (directly or through the Underlying Funds) all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under “Currency Transactions”) would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed.  Such risks include: (1) dependence on the ability of a sub-adviser to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a fund’s ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a fund’s assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a “regulated investment company” for tax purposes.  In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, a fund may have been in a better position had it not used such a strategy.

Hartford Series Fund, Inc., on behalf of the Funds, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Funds’ operation.  Accordingly, the Funds are not subject to registration or regulation as a CPO.

Swap Agreements  The Funds (directly or through certain Underlying Funds) may purchase or sell derivative instruments (which derive their value from another instrument, security or loan, index or currency) to enhance return, to hedge against fluctuations in securities or loans prices, interest rates or currency exchange rates, to change the duration of obligations held, or as a substitute for the purchase or sale of loans, securities or currencies.  The Funds (directly or through certain Underlying Funds) may also enter into currency swaps, interest rate swaps, swaps on specific securities or indices, and other types of swap agreements such as caps, collars, floors, and credit derivatives and options thereon.  In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a “notional principal amount,” in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time.  If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well.  Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

The Funds (directly or through certain Underlying Funds) may enter into event linked swaps, including credit default swaps.  The credit default swap market allows a fund to manage credit risk through buying and selling credit protection on a specific name, an index, or a basket of names.  The transactions are documented through swap documents.  A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events.  The “seller” of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.  Such funds will generally not buy protection on issuers they do not currently hold.  Also see “Other Derivatives and Structured Investments,” below.

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Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another.  For example, if a fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the fund’s exposure to rising interest rates.  Another example would be for a fund to exchange interest payments for inflation-linked payments.  Caps and floors have an effect similar to buying or writing options.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and yield.

The Funds (directly or through certain Underlying Funds) usually enter into swaps on a net basis.  The net amount of the excess, if any, of a fund’s obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess.  If such a fund enters into a swap on other than a net basis, it will designate the full amount of its obligations under each such swap.  The fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the applicable sub-adviser to be creditworthy.  If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the fund’s rights as a creditor.

The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, collars and floors are more customized in nature and accordingly, are less liquid than swaps.  There can be no assurance, however, that a fund will be able to enter into swaps or to purchase interest rate caps, collars or floors at prices or on terms the applicable adviser or sub-adviser, as appropriate, believes are advantageous to the fund.  In addition, although the terms of swaps, caps, collars and floors may provide for termination, there can be no assurance that a fund will be able to terminate a swap or to sell or offset interest rate caps, collars or floors that it has purchased.  Swaps, caps, collars and floors are considered by the SEC to be illiquid.

The Funds (directly or through certain Underlying Funds) may use interest rate swaps for risk management purposes and not as a speculative investment.  The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a fund’s portfolio securities and depends on the applicable adviser or sub-adviser’s ability to predict correctly the direction and degree of movements in interest rates.  Although such funds generally believe that use of the hedging and risk management techniques described above will be beneficial, if the applicable adviser or sub-adviser’s judgment about the direction or extent of the movement in interest rates is incorrect, the fund’s overall performance could be worse than if it had not entered into any such transactions.  For example, if a fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but interest rates instead rose, the fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

A fund may also be subject to the risk that the counterparty in a derivative transaction will default on its obligations.  Derivative transactions generally involve the risk of loss due to unanticipated adverse changes in securities and loans prices, interest rates, indices or currency exchange rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on securities and loans subject to such transactions.  The potential loss on derivative instruments may be substantial relative to the initial investment therein.  In addition, a fund may lose the entire premium paid for purchase options that expire before they can be profitably exercised.  A fund incurs transaction costs in opening and closing positions in derivative instruments.  There can be no assurance that the use of derivative instruments will be advantageous.

Asset Swaps  The Funds (directly or through certain Underlying Funds) will be permitted to purchase asset swaps.  An asset swap is a structure in which the different components of a security that has various components (for example, a convertible bond) are sold to different investors.  With a convertible bond asset swap, the equity component of the bond is separated from the fixed income component through the use of a swap.  The result of the

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transaction for the purchaser of the fixed income component is that it obtains exposure to the issuer which is similar to the exposure it would have received had it purchased a traditional fixed income instrument of the issuer.  Counterparty risk, as described under “Swap Agreements,” is the primary risk of asset swaps.

Illiquid Investments  The Funds (directly or through certain Underlying Funds) are permitted to invest in illiquid securities or other illiquid investments.  A Fund (directly or through certain Underlying Funds) will not, however, acquire illiquid securities or investments if a certain percentage (generally, 15% or less) of its net assets would consist of such securities or other investments.  Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a fund’s net asset value.  A fund may not be able to sell illiquid securities or other investments when an adviser or sub-adviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid.  A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid.  Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on a fund’s net asset value.  In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.  The Funds (directly or through certain Underlying Funds) may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds’ Board of Directors.

Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

When-Issued and Delayed-Delivery Securities  The Funds (directly or through certain Underlying Funds) are permitted to purchase or sell securities on a when-issued or delayed-delivery basis.  When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  While the Funds (directly or through certain Underlying Funds) generally purchase securities on a when-issued basis with the intention of acquiring the securities, they may sell the securities before the settlement date if a sub-adviser deems it advisable.  At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund.  At the time of delivery of the securities, the value may be more or less than the purchase price.

Dollar Rolls  In connection with their ability to purchase securities on a when-issued or forward commitment basis, the Funds (directly or through certain Underlying Funds) may enter into “dollar rolls” in which they sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date.  In dollar rolls, a fund gives up the right to receive principal and interest paid on the securities sold.  Such a fund, however, would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received.  Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique would diminish the investment performance of the fund compared with what such performance would have been without the use of dollar rolls.  The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of an adviser or sub-adviser to predict interest rates correctly.  There is no assurance that dollar rolls can be successfully employed.  In addition, the use of dollar rolls by a fund while remaining substantially fully invested increases the amount of a fund’s assets that are subject to market risk to an amount that is greater than its net asset value, which could result in increased volatility of the price of the fund’s shares.  Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions.  For example, if the counterparty becomes insolvent, a fund’s right to purchase from the counterparty may be

25

restricted.  Also, the value of the underlying security may change adversely before a fund is able to purchase them, or a fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market.  Further, because the counterparty may deliver a similar, not identical, security, a fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.

REITs  The Funds (directly or through certain Underlying Funds) may invest in real estate investment trusts (“REITs”).  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.  Like regulated investment companies, REITs are not taxed on income distributed to shareholders, provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  By investing in REITs, a fund will indirectly bear their proportionate share of any expenses paid by the REITs in addition to the expenses of the fund.

Investing in REITs involves certain risks.  A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT.  REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.  REITs are also subject to interest rate risks.

Lending Portfolio Securities  Subject to its investment restrictions set forth under “Investment Objectives and Policies,” a fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income.  A fund may also lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income.  The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities.  While the securities are on loan, the borrower will pay a fund any income accruing thereon.  Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

Subject to guidelines approved by the Board of Directors, the Funds may use or invest any cash collateral at their own risk and for their own benefit.  The Funds may lend securities only if:  (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by a Fund is not more than 33.33% of the Fund’s total assets taken at the time of the loan (including collateral received in connection with any loans).

Asset Coverage  To the extent required by SEC guidelines, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on its books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1).  Assets used as offsetting positions, designated on the Fund’s books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets.  As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

Borrowing  The Funds (directly or through certain Underlying Funds) may borrow money to the extent set forth under “Investment Objectives and Policies” above.  The Funds do not currently intend to borrow for leverage purposes, except as may be set forth under “Investment Objectives and Policies.”  Interest paid on borrowings will decrease the net earnings of a fund and will not be available for investment.

Other Derivatives and Structured Investments  The Funds (directly or through certain Underlying Funds) may enter into total return swaps and credit default swaps as well as instruments that have a greater or lesser credit risk than the security or loan underlying that instrument.  If these strategies do not work as intended, the Funds may not achieve their investment goals.

The Funds (directly or through certain Underlying Funds) may obtain exposure to fixed and floating rate bonds and loans and baskets of fixed and floating rate bonds and loans through the use of derivative instruments.

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Such derivative instruments have recently become increasingly available.  Hartford Investment Management reserves the right to utilize these instruments and similar instruments that may be available in the future.  For example, a fund may invest in derivative instruments known as the Dow Jones CDX (“CDX”) or other similarly structured products.  CDXs are indices of credit default swaps designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans.  The CDX reference baskets are priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry.  While investing in CDXs will increase the universe of bonds and loans to which a fund is exposed, such investments entail risks that are not typically associated with investments in other debt instruments.  The liquidity of the market for CDXs will be subject to liquidity in the secured loan and credit derivatives markets.  Investment in CDXs involves many of the risks associated with investments in derivative instruments discussed generally above.  See “Swap Agreements.”

The Funds (directly or through certain Underlying Funds) may invest in credit-linked notes (“CLN”) for risk management purposes, including diversification.  A CLN is a derivative instrument.  It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation).  In addition to credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.

The Funds (directly or through certain Underlying Funds) may also invest in “structured” notes and other similar instruments, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected debt obligations or debt or equity securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indices reflecting bonds.  Structured instruments may be issued by corporations, including banks, as well as by governmental agencies.  Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances.  The terms of such structured investments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding.  As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments.  The rate of return on structured notes may be determined by the application of a multiplier to the performance or differential performance of the referenced index(es) or other asset(s).  Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

The Funds (directly or through certain Underlying Funds) may utilize structured instruments for investment purposes and also for risk management purposes, such as to reduce the duration and interest rate sensitivity of a Fund’s portfolio.  While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks.  Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile.  In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero.  Structured instruments also may involve significant credit risk and risk of default by the counterparty.  Although structured instruments are not necessarily illiquid, the Funds believe that currently most structured instruments are illiquid.  Like other sophisticated strategies, a fund’s use of structured instruments may not work as intended.  If the value of the embedded index changes in a manner other than that expected by the fund, principal and/or interest payments received on the structured instrument may be substantially less than expected.  Also, if a fund uses structured instruments to reduce the duration of the fund’s portfolio, this may limit the fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline).

The Funds (directly or through certain Underlying Funds) may invest in securities trusts, which are investment trust vehicles that maintain portfolios comprised of underlying debt securities that are generally unsecured.  These instruments are purchased in the cash markets and vary as to the type of underlying security, but include such underlying securities as corporate investment grade and high yield bonds and credit default swaps.  Examples include TRAINS, TRACERS, CORE and funded CDX.  Holders of interests in these structured notes receive income from the trusts in respect of principal or interest paid on the underlying securities.  By investing in

27

such notes, a fund will indirectly bear its proportionate share of any expenses paid by such notes in addition to the expenses of the fund.

Investments in these structured products are subject to the same risks that would be associated with direct investments in the underlying securities of the structured notes.  These risks include substantial market price volatility resulting from changes in prevailing interest rates; default or bankruptcy of issuers of the underlying securities; subordination to the prior claims of banks and other senior lenders in the case of default; and early repayment by issuers during periods of declining interest rates because of mandatory call or redemption provisions.  In addition, structured note products may have difficulty disposing of the underlying securities because of thin trading markets.

Disclosure of Portfolio Holdings  The Funds will disclose their complete calendar quarter-end portfolio holdings on their website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter.  Each Fund also will disclose on the Funds’ website no earlier than 15 days after the end of each month its largest ten holdings. This information will remain accessible until the next schedule of portfolio holdings appears on the website.

The Funds, the Funds’ investment manager, the Funds’ distributor (collectively “Hartford”) or the Funds’ investment sub-adviser (“sub-adviser”) also disclose portfolio holdings on a more frequent basis as necessary in connection with the day-to-day operations and management of each Fund in accordance with the following requirements.  Each portfolio holdings disclosure arrangement or practice must be approved in advance by the Funds’ chief compliance officer, based on a finding that the applicable Fund has a legitimate business purpose for the arrangement or practice, and that it is in the best interests of Fund shareholders, and must be subject to an appropriate confidentiality agreement, approved by the Funds’ chief compliance officer.

Portfolio holdings are disclosed to the Funds’ custodian, securities lending agents, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the Funds, and only in accordance with the above requirements.

Portfolio holdings may also be disclosed to persons assisting the Funds or their sub-advisers in the voting of proxies and to the Funds’ bank lenders.  In connection with managing the Funds, the Funds’ investment manager or sub-advisers may disclose the Funds’ portfolio holdings to third-party vendors that provide analytical systems services to the Funds’ investment manager or sub-adviser on behalf of the Funds, and to certain third party industry information vendors, institutional investment consultants, and asset allocation service providers.  From time to time, the Funds may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.  With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements.

Subject to the conditions described above, the Funds have entered into ongoing arrangements to disclose portfolio holdings to the following entities:

ADP, Inc.

State Street Bank and Trust Company (the Funds’ Custodian)

FactSet Research Systems, Inc.

The Goldman Sachs Trust Company, d/b/a Boston Global Advisors

The Bank of New York

Wells Fargo Bank, N.A.

Wachovia Bank, N.A.

Banc of America Securities LLC

Bankers Systems, Inc.

Class Action Claims Management

Lipper Inc.

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J.P. Morgan Securities, Inc.

Bowne & Co., Inc. – Financial printers

Brown Brothers Harriman (Corporate Actions and Trade Confirmation)

Glass Lewis/IRRC/ISS

Investment Technology Group

Ernst & Young LLP (the Funds’ Independent Registered Public Accounting Firm)

Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days for certain services, and on a quarterly basis with a lag time of five days for certain other services) in order to fulfill its obligations to the Funds.  Portfolio holdings are disclosed on a daily basis to ADP, Inc., Banc of America Securities LLC, State Street Bank and Trust Company; FactSet Research Systems, Inc.; Glass Lewis/IRRC/ISS; Brown Brothers Harriman; and Boston Global Advisors, The Bank of New York, State Street Bank and Trust Company, Wells Fargo Bank, N.A., Wachovia Bank, N.A. and Banc of America LLC (for certain Funds).  Portfolio holdings are disclosed on an on-going basis to Investment Technology Group (for certain Funds), with no lag time.  Portfolio holdings are disclosed to Bankers Systems, Inc., Class Action Claims Management and J.P. Morgan Securities, Inc. on a monthly basis, with lag times of two calendar days, two calendar days and five calendar days, respectively.  Portfolio holdings are disclosed to Bowne & Co., Inc. on a quarterly basis, with a lag time of ten business days.  Portfolio holdings are disclosed to the Funds’ independent registered public accounting firm at least annually and otherwise upon request as necessary to enable the Funds’ independent registered public accounting firm to provide services to the Funds, with no lag time.

Additionally, when purchasing and selling their portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.  In these cases, the Funds’ chief compliance officer may waive the requirement of a formal confidentiality agreement, based on a finding that the broker-dealer is otherwise subject by law to a duty to maintain the confidentiality of the information and not to trade on non-public information, and, to the knowledge of the Funds’ chief compliance officer, has not misused the information in the past.

Subject to the procedures described below, Hartford or the Funds’ sub-adviser may provide oral or written information (“portfolio commentary”) about the Funds, including, but not limited to, how a Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small, mid and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons and bond credit quality ratings.  This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance.  Hartford or the Funds’ sub-adviser may also provide oral or written information (“statistical information”) about various financial characteristics of an Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information.  This portfolio commentary and statistical information about an Fund may be based on an Fund’s most recent quarter-end portfolio or on some other interim period such as month-end.  The portfolio commentary and statistical information may be provided to members of the press, shareholders in an Fund, persons considering investing in an Fund or representatives of such shareholders or potential shareholders, such as financial intermediaries and fiduciaries of a 401(k) plan or a trust and their advisers.  The content and nature of the information provided to each of these persons may differ.

In advance of Hartford or the Funds’ sub-adviser providing “portfolio commentary” or “statistical information,” the proposed arrangement or practice must be approved by the Funds’ chief compliance officer upon a finding that such arrangement/practice is for a legitimate business purpose and in the best interests of Fund shareholders.  If the arrangement involves disclosure of “portfolio holdings information” within the meaning of the SEC rules, disclosure of such information must be approved by the Funds’ chief compliance officer in accordance with the standards described above for disclosing portfolio holdings information.

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Hartford and the Funds’ sub-adviser have implemented procedures reasonably designed to ensure that (1) any disclosure of the Funds’ portfolio securities is made pursuant to a practice or arrangement approved by the Funds’ chief compliance officer; (2) personnel who are in a position to disclose Fund portfolio holdings are appropriately trained to comply with the Fund’s policies regarding the disclosure of portfolio holdings; and  (3) each decision to approve a proposed disclosure arrangement or practice by the appropriate parties is documented in reasonable detail by the applicable Fund’s chief compliance officer or his/her designee.

In no event will the Hartford or the Funds’ sub-adviser or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of Fund portfolio holdings.

The Funds’ chief compliance officer will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the Funds’ chief compliance officer to ensure that all disclosures of the portfolio holdings of a Fund are for a legitimate business purpose and in the interests of such Fund’s shareholders, and in accordance with appropriate confidentiality arrangements. The Funds’ chief compliance officer is also responsible for addressing conflicts of interest between the interests of Fund shareholders, on the one hand, and the interests of the Funds’ investment manager, investment sub-advisers, principal underwriter, or any affiliated person of the Funds, their investment manager, investment sub-advisers, or their principal underwriter, on the other. Every violation of the portfolio holdings disclosure policy must be reported to the Funds’ chief compliance officer.

The Board of Directors reviews and approves the Funds’ policy on disclosure of portfolio holdings.  The chief compliance officer of the investment manager will provide summaries of all newly approved portfolio holdings disclosure arrangements and practices, including information about the identities of the parties receiving such information, the reason for the disclosure, and the confidentiality agreements in place, to the Board of Directors at the next occurring regular Board meeting.  The chief compliance officer of the Funds and of the investment manager are responsible for reporting exceptions to and violations of this policy  to the Board of Directors at the next occurring regular Board meeting.  There can be no assurance, however, that the Funds’ portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

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FUND MANAGEMENT

The Company’s Board of Directors elects officers that are responsible for the day-to-day operations of the Funds and who execute policies formulated by the directors.  The following tables set forth information about the directors and officers of the Company.  The first table relates to those directors who are deemed not to be “interested persons” of the Company, as that term is defined in the 1940 Act (i.e., “non-interested directors”), while the second table provides information about the Company’s “interested” directors and the Company’s officers.

Non-Interested Directors

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
LYNN S. BIRDSONG [age 59] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2003

Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Mr. Birdsong is also a Director of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				[88]	Mr. Birdsong is a Director of The Japan Fund.

ROBERT M. GAVIN [age 65] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director and Chairman of the Board	Director since 2002(1) Director since 1986(2) Chairman of the Board for each Company since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota. Dr. Gavin is also a Director and Chairman of the Board of Directors of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				[88]	N/A

31

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
DUANE E. HILL [age 60] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2001(1) Since 2002(2)

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Director of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				[88]	N/A

SANDRA S. JAFFEE [age 65] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

Ms. Jaffee is Chief Executive Officer of Searchspace Group, a leading provider of compliance/regulatory technology to financial institutions. Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm, from August 2004 to August 2005. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and CEO of Citibank’s Global Securities Services (1995-2003). Ms. Jaffee is also a Director of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				[88]	N/A(3)

32

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
WILLIAM P. JOHNSTON [age 61] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman. Mr. Johnston is also a Director of The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				[88]	Mr. Johnston is Chairman of the Board of Directors of Renal Care Group, Inc.

33

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
PHILLIP O. PETERSON [age 61] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2002(1) Since 2000(2)

Mr. Peterson is a mutual fund industry consultant. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds. Mr. Peterson is also a Director of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				[88]	N/A

LEMMA W. SENBET [age 59] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

Since 1998, Dr. Senbet has been Chair of the Finance Department at the University of Maryland, Robert H. Smith School of Business, where he has been the William E. Mayer Chair Professor of Finance since 1990. Previously he was a chair professor of finance at the University of Wisconsin-Madison. In addition, Dr. Senbet previously served as an independent director of the Fortis Funds from March 2000 until July 2002. Dr. Senbet is also a Director of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				[88]	N/A

*                 Term of Office: Each director may serve until his or her successor is elected and qualifies.

(1)             For The Hartford Mutual Funds, Inc.

(2)             For The Hartford Mutual Funds II, Inc.

(3)       Ms. Jaffee is a consultant for a controlling shareholder of Institutional Shareholder Services, Inc., an unaffiliated third party corporate governance research service company (“ISS”), and serves as a director of ISS and as a member of the Executive Committee of ISS’ Board of Directors.  From time to time, ISS may provide in-depth analyses of shareholder meeting agendas, vote recommendations, record-keeping or vote disclosure services to certain of the sub-advisers.

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Officers and Interested Directors

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
THOMAS M. MARRA** [age 48] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2002

Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. (“The Hartford”), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001 and COO in 2000, and served as Director of Hartford Life’s Investment Products Division from 1998 to 2000. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC (“HIFSCO”) and HL Investment Advisors, LLC (“HL Advisors”). Mr. Marra served as Chairman of the Board of the Companies from 2002 to 2004. He currently also serves as a Director of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. and served as Chairman of the Board of these companies from 2002 to 2004.

				[88]	Mr. Marra is a member of the Board of Directors of The Hartford.

LOWNDES A. SMITH** [age 66] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 1996(1) Since 2002(2)

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith is also a Director of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				[88]	Mr. Smith is a Director of White Mountains Insurance Group, Ltd.

35

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
DAVID M. ZNAMIEROWSKI** [age 45] c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	President, Chief Executive Officer(3) and Director	Director Since1999(1) Director Since 2005(2)

Mr. Znamierowski currently serves as President of Hartford Investment Management Company (“Hartford Investment Management”), Executive Vice President and Chief Investment Officer for The Hartford, Hartford Life, Inc., and Hartford Life Insurance Company. Mr. Znamierowski is also a Managing Member, Executive Vice President and Chief Investment Officer of HIFSCO and HL Advisors. In addition, Mr. Znamierowski serves as a Director of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., and as President and Chief Executive Officer of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				[87]	N/A

ROBERT M. ARENA, JR. [age 37] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2006(4)

Mr. Arena serves as Senior Vice President of Hartford Life and heads its Retail Product Management Group in the Investment Products Division. Prior to joining The Hartford in 2004, he was Senior Vice President in charge of Product Management for American Skandia/Prudential in the individual annuities division. Mr. Arena had joined American Skandia in 1996. Previously, he was with Paul Revere Insurance Group in its group insurance division. In addition, Mr. Arena is Vice President of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				N/A	N/A

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Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
TAMARA L. FAGELY [age 48] c/o Hartford HLS Funds 500 Bielenberg Drive Woodbury, MN 55125	Vice President, Controller and Treasurer	Since 2002(1) Since 1993(2)

Ms. Fagely has been Vice President of HASCO since 1998. Currently, Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through May 2005. In addition, Ms. Fagely is Controller of HIFSCO and Vice President, Controller and Treasurer of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				N/A	N/A

THOMAS D. JONES III [age 41] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President and Chief Compliance Officer	Since 2006(6)

Mr. Jones joined Hartford Life as Vice President and Director of Securities Compliance in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004. In addition, Mr. Jones is Vice President and Chief Compliance Officer of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				N/A	N/A

37

Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
EDWARD P. MACDONALD [age 39] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President, Secretary and Chief Legal Officer	Since 2005

Mr. Macdonald serves as Assistant General Counsel of The Hartford. Additionally, Mr. Macdonald serves as Vice President, Secretary and Chief Legal Officer for The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. Prior to joining The Hartford in 2005, Mr. Macdonald was Chief Counsel, Investment Management, with Prudential Financial (formerly American Skandia Investment Services, Inc.). He joined Prudential in April 1999.

				N/A	N/A

VERNON J. MEYER [age 42] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2006(4)

Mr. Meyer serves as Vice President of Hartford Life and Director of its Investment Advisory Group in the Investment Products Division. Prior to joining The Hartford in 2004, Mr. Meyer served as Vice President and managing director of MassMutual, which he joined in 1987. In addition, Mr. Meyer is Vice President of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				N/A	N/A

DENISE A. SETTIMI [age 45] c/o Hartford HLS Funds 500 Bielenberg Drive Woodbury, MN 55125	Vice President	Since 2005

Ms. Settimi currently serves as Operations Officer of HASCO. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003. In addition, Ms. Settimi is a Vice President of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

				N/A	N/A

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Name, Age and Address	Position Held With the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
JOHN C. WALTERS [age 44] c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2000(1),(3) Since 2001(2),(3)

Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. Mr. Walters is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. In addition, Mr. Walters is Vice President of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. Previously, Mr. Walters was with First Union Securities.

				N/A	N/A

*                 Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**          “Interested person,” as defined in the 1940 Act, of each Company because of the person’s affiliation with, or equity ownership of, HL Advisors, Hartford Investment Management or affiliated companies.

(1)             For The Hartford Mutual Funds, Inc.

(2)             For The Hartford Mutual Funds II, Inc.

(3)       Mr. Znamierowski has served as President of The Hartford Mutual Funds, Inc. from 1999 to date, as President of The Hartford Mutual Funds II, Inc. from 2001 to date, and as Chief Executive Officer of the Companies from 2005 to date, with the exception of February 1, 2005 to March 27, 2005, when Mr. Walters served in those capacities.

(4)             Appointed February 1, 2006.

(5)             Resigned as Chief Compliance Officer February 13, 2006 and resigned as Vice President on June 22, 2006.

(6)             Appointed February 13, 2006.All directors and officers of the Company, except for David M. Znamierowski, are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser.  In addition to being a director and officer of the Company, Mr. Znamierowski is also a director of three other registered investment companies in the fund complex and an officer of four other registered investment companies in the fund complex.

Standing Committees  The Board of Directors of the Company has established an Audit Committee, a Compliance Committee, an Investment Committee, a Litigation Committee and a Nominating Committee.

The Audit Committee currently consists of the following non-interested directors: Robert M. Gavin, Sandra S. Jaffee, William P. Johnston and Phillip O. Peterson.  The Audit Committee (i) oversees the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assists the Board of Directors in its oversight of the qualifications, independence and performance of the Funds’ independent registered public accounting firm; the quality, objectivity and integrity of the Funds’ financial statements and the independent audit thereof; and the performance of the Funds’ internal audit function, and (iii) acts as a liaison between the Funds’ independent registered public accounting firm and the full Board.  The Funds’ independent registered accounting firm reports directly to the Audit Committee. The Audit Committee regularly reports to the Board of Directors.

The Compliance Committee currently consists of Robert M. Gavin, Sandra S. Jaffee, William P. Johnston, Thomas M. Marra and Phillip O. Peterson.  The Compliance Committee assists the Board in its oversight of the implementation by the Funds of policies and procedures that are reasonably designed to prevent the Funds from violating the Federal Securities Laws.

39

The Investment Committee currently consists of Lynn S. Birdsong, Duane E. Hill, Lemma W. Senbet, Lowndes A. Smith and David M. Znamierowski.  The Investment Committee, which was established on February 1, 2005, assists the Board in its oversight of the Funds’ investment performance and related matters.

The Litigation Committee consists of the following non-interested directors: Lynn S. Birdsong, Duane E. Hill and Sandra S. Jaffee.  The Litigation Committee, which was established on April 26, 2004, manages any legal actions that are brought by, on behalf of or against the Funds, the Board and/or its non-interested directors.

The Nominating Committee currently consists of all non-interested directors: Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma Senbet.  The Nominating Committee screens and selects candidates to the Board of Directors.  The Nominating Committee will consider nominees recommended by shareholders for non-interested director positions if a vacancy among the non-interested directors occurs and if the nominee meets the Committee’s criteria.

During the fiscal year ended December 31, 2005, the above referenced committees of the Company met the following number of times:  Audit Committee – six times, Compliance Committee – one time, Investment Committee – five times, Litigation Committee – three times and Nominating Committee – three times.

The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2005 (i) in each Fund, and (ii) on an aggregate basis in any registered investment company overseen by the director within the same family of investment companies.

Non-Interested Directors

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Lynn S. Birdsong	None	None

Robert M. Gavin	None	None

Duane E. Hill	None	None

Sandra S. Jaffee	None	None

William P. Johnston	None	None

Phillip O. Peterson	None	None

Lemma W. Senbet	None	None

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Interested Directors

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Thomas M. Marra	None	$10,001-$50,000

Lowndes A. Smith	None	Over $100,000

David M. Znamierowski	None	None

Compensation of Officers and Directors  The Company does not pay salaries or compensation to any of its officers or directors who are employed by The Hartford.  The chart below sets forth the compensation paid by the Company to the following directors for the fiscal year ended December 31, 2005 and certain other information.

Name of Person, Position	Aggregate Compensation From Hartford Series Fund, Inc.	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Fund Complex Paid to Directors*
Lynn S. Birdsong, Director	$89,614	N/A	N/A	$145,500

Dr. Robert M. Gavin, Director	$122,102	N/A	N/A	$198,250

Duane E. Hill, Director	$88,074	N/A	N/A	$143,000

Sandra S. Jaffee, Director(1)	$65,748	N/A	N/A	$106,750

William P. Johnston, Director(2)	$15,193	N/A	N/A	$24,667

Phillip O. Peterson, Director	$84,378	N/A	N/A	$137,000

Millard H. Pryor, Jr. Director(3)	$20,016	N/A	N/A	$32,500

Lemma W. Senbet, Director(4)	$8,007	N/A	N/A	$13,000

Lowndes A. Smith, Director	$78,680	N/A	N/A	$127,750

*                    As of December 31, 2005, five registered investment companies in the fund complex paid compensation to the directors.

(1)                Appointed a director of the Company on February 1, 2005, and subsequently elected a director of the Company on September 7, 2005.

(2)                Elected a director of the Company on September 7, 2005.

(3)                Deceased March 1, 2005.

(4)                Appointed a director of the Company on September 13, 2005.

As of the date of this SAI, the officers and directors of the Company as a group did not beneficially own any Fund shares.

The Company’s Articles of Incorporation provide that the Company to the full extent permitted by Maryland law and the federal securities laws shall indemnify the directors and officers of the Company.  The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to

41

which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

INVESTMENT MANAGEMENT ARRANGEMENTS

The Company, on behalf of the Funds, has entered into an investment management agreement with HL Investment Advisors, LLC (“HL Advisors”).  The agreement provides that HL Advisors, subject to the supervision and approval of the Company’s Board of Directors, is responsible for the management of the Funds.  HL Advisors is responsible for investment management supervision of all the Funds.  The investment management agreement does not require HL Advisors to bear the costs of the Funds’ transfer agent, registrar, and dividend disbursing agent.  In addition, Hartford Life provides administrative services to the Funds including personnel, services, equipment and facilities and office space for proper operation of the Funds.  Administrative services provided by Hartford Life to the Funds are covered by the management fee paid by each Fund to HL Advisors under the investment management agreement.  Each Fund pays a separate fee to Hartford Life for administrative services as discussed below under “Fund Administration.”  Although Hartford Life, or its affiliates, has agreed to arrange for the provision of additional services necessary for the proper operation of the Funds, each Fund pays for these services directly.

HL Advisors has entered into an investment services agreement (the “Investment Sub-Advisory Agreement”) with Hartford Investment Management for services related to the day-to-day investment and reinvestment of the assets of the Funds.  Under the Investment Sub-Advisory Agreement, Hartford Investment Management, subject to the general supervision of the Board of Directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of each Fund and furnishing each Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.

The Funds rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure.  HL Advisors has responsibility, subject to oversight by the Board of Directors, to oversee the sub-adviser(s) and recommend their hiring, termination and replacement.  The exemptive order permits HL Advisors to appoint a new sub-adviser, not affiliated with HL Advisors with the approval of the Board of Directors and without obtaining approval from those shareholders/contract holders that participate in the applicable Fund.  Within 90 days after hiring any new sub-adviser, affected shareholders/contract holders will receive information about the new sub-advisory relationship.

The specific conditions of the exemptive order are as follows:

1.                                       Before the Funds may rely on the exemptive order, the operation of the Funds under a Manager of Managers structure must be approved by a majority of the outstanding voting securities.  This approval was received in shareholder meetings held on August 12, 1999 and September 7, 2005.

2.                                       The Funds must disclose in their prospectus the existence, substance and effect of the exemptive order.  In addition, the Funds must be held out to the public as employing the Manager of Managers structure.  The prospectus will prominently disclose that HL Advisors has ultimate responsibility (subject to oversight by the Board of Directors) to oversee the sub-adviser(s) and recommend their hiring, termination and replacement.

3.                                       Within ninety (90) days of the hiring of any new sub-adviser, the shareholders/contract holders participating in the relevant Fund will be furnished all information about the new sub-adviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure.  This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new sub-adviser.  HL Advisors will meet this condition by providing shareholders/contract holders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (the “1934 Act”), except as modified by the order to permit aggregate fee disclosure.

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4.                                       HL Advisors will not enter into a sub-advisory agreement with any affiliated sub-adviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by shareholders/contract holders.

5.                                       At all times, a majority of the Board of Directors of the Funds will be directors who are not “interested persons,” as that term is defined in Section 2(a)(19) of the 1940 Act, of the company (“Independent Directors”), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6.                                       When a sub-adviser change is proposed for a Fund with an affiliated sub-adviser, the Board of Directors, including a majority of the Independent Directors, will make a separate finding, reflected in the Board of Directors’ minutes, that the change is in the best interests of the Fund and the shareholders/contract holders participating in that Fund and does not involve a conflict of interest from which HL Advisors or the affiliated sub-adviser derives an inappropriate advantage.

7.                                       HL Advisors will provide general management services to the Funds, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and, subject to review and approval by the Board of Directors, will: (a) set each Fund’s overall investment strategies; (b) evaluate, select and recommend sub-advisers to manage all or a part of a Fund’s assets; (c) allocate and, when appropriate, reallocate a Fund’s assets among multiple sub-advisers; (d) monitor and evaluate the investment performance of sub-advisers; and (e) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Fund’s investment objective, policies and restrictions.

8.                                       No director or officer of the Funds or directors or officers of HL Advisors will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any sub-adviser except for (i) ownership of interests in HL Advisors or any entity that controls, is controlled by or is under common control with HL Advisors; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a sub-adviser or any entity that controls, is controlled by or is under common control with a sub-adviser.

9.                                       The Funds will include in its registration statement the aggregate fee disclosure.

10.                                 Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the Funds.  The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11.                                 HL Advisors will provide the Board of Directors, no less often than quarterly, with information about HL Advisors’ profitability on a per-Fund basis.  Such information will reflect the impact on profitability of the hiring or termination of any sub-adviser during the applicable quarter.

12.                                 When a sub-adviser is hired or terminated, HL Advisors will provide the Board of Directors with information showing the expected impact on HL Advisors’ profitability.

As provided by the investment management agreements, the Funds each pay a management fee to HL Advisors, which covers, in addition to investment management services, certain administrative services, which are provided by Hartford Life.  These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the respective Fund’s average daily net asset value as follows:

Investment Management Fees

Average Daily Net Assets	Annual Rate
First $1 Billion	0.15%
Amount over $1 Billion	0.10%

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HL Advisors, not any Fund, pays the sub-advisory fees of Hartford Investment Management.  Because the Funds had not yet commenced operations as of the date of this SAI, no information on aggregate sub-advisory fees is available.

Pursuant to the investment management agreement and investment services agreement, neither HL Advisors nor Hartford Investment Management are liable to the Funds or their shareholders for any error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HL Advisors or Hartford Investment Management in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

HL Advisors has its principal business address at 200 Hopmeadow Street, Simsbury, Connecticut 06089 and was organized in 1981.  As of March 31, 2006, HL Advisors had approximately $[        ] billion in assets under management.  Hartford Investment Management is located at 55 Farmington Avenue, Hartford, Connecticut 06105, was organized in 1996, and is a wholly-owned subsidiary of The Hartford.  Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts.  As of March 31, 2006, Hartford Investment Management had investment authority over approximately $[        ] billion in assets.

HL Advisors and its affiliates may make payments from time to time from their own resources, which may include the management fees paid by the Funds, to compensate broker dealers, financial institutions, and other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

PORTFOLIO MANAGERS

Other Accounts Managed by the Hartford Investment Management Portfolio Managers

The following tables list the number and types of other accounts managed by the Funds’ portfolio managers and assets under management in those accounts as of [        ], 2006:

Leaders Equity Growth Allocation HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts	AUM
		($ mil)			($ mil)			($ mil)
Edward Caputo	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Hugh Whelan	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Leaders Growth Allocation HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts	AUM
		($ mil)			($ mil)			($ mil)
Edward Caputo	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Hugh Whelan	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

44

Leaders Balanced Allocation HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts	AUM
		($ mil)			($ mil)			($ mil)
Edward Caputo	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Hugh Whelan	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Leaders Conservative Allocation HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts	AUM
		($ mil)			($ mil)			($ mil)
Edward Caputo	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Hugh Whelan	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Leaders Income Allocation HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts	AUM
		($ mil)			($ mil)			($ mil)
Edward Caputo	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Hugh Whelan	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Conflicts of Interest Between the Funds and Other Accounts Managed by Hartford Investment Management

In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise.  Portfolio managers, including assistant portfolio managers, at Hartford Investment Management manage multiple portfolios for multiple clients.  These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), commingled trust accounts, and other types of funds.  The portfolios managed by portfolio managers may have investment objectives, strategies and risk profiles that differ from those of the Funds.  Portfolio managers make investment decisions for each portfolio, including the Funds, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio.  Consequently, the portfolio managers may purchase securities for one portfolio and not another portfolio.  Securities purchased in one portfolio may perform better than the securities purchased for another portfolio, and vice versa.  A portfolio manager or other investment professional at Hartford Investment Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact that Fund depending on market conditions.  In addition, some of these portfolios have fee structures that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Funds to Hartford Investment Management.  Because a portfolio manager’s compensation is affected by revenues earned by Hartford Investment Management, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given portfolio manager.

Hartford Investment Management’s goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly.  Hartford Investment Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Hartford

45

Investment Management monitors a variety of areas, including compliance with primary Funds’ guidelines, the allocation of securities, and compliance with Hartford Investment Management’s Code of Ethics.  Furthermore, senior investment and business personnel at Hartford Investment Management periodically review the performance of Hartford Investment Management’s portfolio managers.  Although Hartford Investment Management does not track the time a portfolio manager spends on a single portfolio, Hartford Investment Management does periodically assess whether a portfolio manager has adequate time and resources to effectively manage the portfolio manager’s overall book of business.

Material conflicts of interest may arise when allocating and/or aggregating trades.  Hartford Investment Management may aggregate into a single trade order several individual contemporaneous client trade orders for a single security, absent specific client directions to the contrary.  It is the policy of Hartford Investment Management that when a decision is made to aggregate transactions on behalf of more than one account (including the Funds or other accounts over which it has discretionary authority), such transactions will be allocated to all participating client accounts in a fair and equitable manner in accordance with Hartford Investment Management’s trade allocation policy.  The trade allocation policy is described in Hartford Investment Management’s Form ADV.  Hartford Investment Management’s compliance unit monitors block transactions to assure adherence to the trade allocation policy, and will inform Hartford Investment Management’s Issue Resolution Council of any non-compliant transactions.

Compensation of Hartford Investment Management Portfolio Managers

The following information is as of [                                                           ], 2006.  Hartford Investment Management’s portfolio managers are generally responsible for multiple accounts with similar investment strategies.  Portfolio managers are compensated on the performance of the aggregate group of similar accounts rather than for a specific Fund.

The compensation package for portfolio managers (excluding the fundamental equity portfolio manager) consists of three components, which are fixed base pay, annual incentive and long-term incentive.  The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager’s contribution to Hartford Investment Management’s success.

The annual incentive plan provides cash bonuses dependent on both Hartford Investment Management’s overall performance and individual contributions. A portion of the bonus pool is determined based on the aggregate portfolio pre-tax performance results over three years relative to peer groups and benchmarks, and the remaining portion is based on current year operating income relative to the operating plan.

Bonuses for portfolio managers vary depending on the scope of accountability and experience level of the individual portfolio manager.  An individual’s award is based upon qualitative and quantitative factors including the relative performance of their assigned portfolios compared to a peer group and benchmark.  A listing of each Fund and the benchmark by which such Fund is measured can be found below and is primarily geared to reward top quartile performance on a trailing three-year basis.  Individual performance is dollar weighted (based on assets under management).  Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered.

The long-term incentive plan provides an opportunity for portfolio managers and other key contributors to Hartford Investment Management to be rewarded in the future based on the continued profitable growth of Hartford Investment Management.  A designated portion of Hartford Investment Management’s net operating income will be allocated to long-term incentive awards each year.  The size of actual individual awards will vary greatly.  The awards will vest over three years for most participants and five years for Hartford Investment Management’s Managing Directors.  The value of the awards will increase at the growth rate of operating income each year during the vesting period.  Awards will be paid in cash at the end of the vesting period.

The compensation package for the fundamental equity portfolio manager and other key contributors is composed of two parts – a base compensation and a bonus. A portion of the bonus is deferred and will vest over three years. This bonus amount is reflective of the relative performance of the fund managed as well as the level of assets managed. The performance component is equity weighted between peer relative and benchmark relative returns over a rolling three-year period.

All portfolio managers are eligible to participate in The Hartford’s standard employee health and welfare programs, including retirement.

The benchmark(s) by which each Fund’s performance is measured for compensation purposes is as follows:

46

Fund	Benchmark(s)

Leaders Equity Growth Allocation HLS Fund	S&P 500 Index

Leaders Growth Allocation HLS Fund	80% S&P 500 Index; 20% Lehman Brothers U.S. Aggregate Bond Index

Leaders Balanced Allocation HLS Fund	60% S&P 500 Index; 40% Lehman Brothers U.S. Aggregate Bond Index

Leaders Conservative Allocation HLS Fund	40% S&P 500 Index; 60% Lehman Brothers U.S. Aggregate Bond Index

Leaders Income Allocation HLS Fund	20% S&P 500 Index; 80% Lehman Brothers U.S. Aggregate Bond Index

Equity Securities Beneficially Owned by the Hartford Investment Management Portfolio Managers

As of the date of this SAI, none of the portfolio managers beneficially owned any of the shares of the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Funds will not incur any sales charges or commissions when investing in Underlying Funds, but they may incur such costs when investing directly in other types of securities or financial instruments.  Because the Funds may, but are not required to, invest directly in portfolio securities other than Underlying Fund shares, the following discussion below in the rest of this Portfolio Transactions and Brokerage section identifies matters related to portfolio transactions and brokerage that might, but will not necessarily, apply to the Funds.

The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities or in shares of Underlying Funds.  Subject to any policy established by the Company’s Board of Directors and HL Advisors, Hartford Investment Management, the Funds’ sub-adviser, is primarily responsible for the investment decisions of each Fund and the placing of its portfolio transactions.  In placing orders, it is the policy of each Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution.  While the sub-adviser generally seeks reasonably competitive spreads or commissions, the Funds do not necessarily pay the lowest possible spread or commission.  HL Advisors may instruct Hartford Investment Management to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the Funds.

Hartford Investment Management generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market.  Such dealers usually act as principals for their own account.  On occasion, securities may be purchased directly from the issuer.  In addition, the sub-adviser may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions.  Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

While the sub-adviser seeks to obtain the most favorable net results in effecting transactions in a Fund’s portfolio securities, broker-dealers who provide investment research to the sub-adviser may receive orders for transactions from the sub-adviser.  Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market.  To the extent consistent with Section 28(e) of the 1934 Act, the sub-adviser may cause a Fund to pay a broker-dealer that provides

47

“brokerage and research services” (as defined in the 1934 Act) to the sub-adviser an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.  Information so received is in addition to and not in lieu of the services required that the sub-adviser must perform under the applicable investment sub-advisory agreement.  In circumstances where two or more broker-dealers are equally capable of providing best execution, each sub-adviser may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by the sub-adviser in its sole discretion.  The management fee paid by a Fund is not reduced because the sub-adviser, or its affiliates, receives these services even though it might otherwise be required to purchase some of these services for cash.  Some of these services are of value to the sub-adviser, or its affiliates, in advising various of its clients (including the Funds), although all of these services are necessarily useful and of value in managing the Funds.

To the extent that accounts managed by Hartford Investment Management are simultaneously engaged in the purchase of the same security as a Fund, then, as authorized by the Company’s Board of Directors, available securities may be allocated to the Fund or other client account and may be averaged as to price in a manner determined by the sub-adviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each Fund.  In some cases, this system might adversely affect the price paid by a Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (for example, in the case of a small issue).

Accounts managed by Hartford Investment Management (or its affiliates) may hold securities held by a Fund.  Because of different investment objectives or other factors, a particular security may be bought by a sub-adviser for one or more clients when one or more clients are selling the same security.

Because the Funds had not yet commenced operations as of the date of this SAI, no information regarding Fund brokerage commissions or the Funds’ regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) is provided.

FUND EXPENSES

Each Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of each Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each Fund other than those who are also officers of Hartford Life; all annual and semiannual reports and prospectuses mailed to each Fund’s shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to Fund shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each Fund’s shareholders, expenses related to distribution activities as provided under a Fund’s Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the Funds’ operations and interest.

Each Fund, as a shareholder of certain of the Underlying Funds, also indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which the Fund invests.  Each Fund’s expense ratios, as disclosed in the Fund’s prospectus, may be higher or lower depending on the allocation of the Fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

FUND ADMINISTRATION

An Administrative Services Agreement between each Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to each Fund.  Under the terms of these Agreements, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the Funds.  Hartford Life has also agreed to arrange for the provision of

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additional services necessary for the proper operation of the Funds, although the Funds pay for these services directly.  As compensation for the services to be performed by Hartford Life, each Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee at the annual rate of 0.20% of the average daily net assets of the Fund.  In addition to the administrative services fee, Hartford Life is compensated for fund accounting services at a competitive market rate.  In addition, Hartford Life provides certain legal services to the Funds.

Hartford Life also provides fund accounting services to the Funds, including, but not limited to, daily pricing of portfolio securities; computation of the net asset value and the net income of the Funds in accordance with the Funds’ prospectus and SAI; calculation of dividend and capital gain distributions, if any; calculation of yields on all applicable Funds and all classes thereof; preparation of various reports; and such other similar services with respect to a Fund as may be reasonably requested by the Funds.

Hartford Life provides such fund accounting services pursuant to a fund accounting agreement by and between Hartford Series Fund, Inc., on behalf of the Funds, and Hartford Life dated January 3, 2000, as amended from time to time.

Because the Funds had not yet commenced operations as of the date of this SAI, no information regarding payments made by the Funds to Hartford Life or its affiliates is provided.

DISTRIBUTION ARRANGEMENTS

Each Fund’s shares are sold by Hartford Securities Distribution Company, Inc. (the “distributor”) on a continuous basis to separate accounts sponsored by The Hartford and its affiliates.  Certain Fund’s shares are also sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

The Company, on behalf of the Funds, has adopted a separate distribution plan (the “Plan”) for Class IB shares pursuant to appropriate resolutions of the Company’s Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

The distributor is authorized by the Company to receive purchase and redemption orders on behalf of the Funds.  The distributor has the authority to, and has authorized one or more financial services institutions to receive purchase and redemption orders on behalf of the Funds, subject to the Funds’ policies and procedures with respect to frequent purchases and redemptions of Fund shares and applicable law.  In these circumstances, a Fund will be deemed to have received a purchase or redemption order when an authorized financial services institution receives the order.  Accordingly, orders will be priced at that Fund’s next net asset value computed after the orders are received by an authorized financial services institution and accepted by the Fund. The Fund’s net asset value is determined in the manner described in the Fund’s prospectus.

Pursuant to the Plan, each Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares.  The expenses of each Fund pursuant to the Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of each Fund’s average daily net assets attributable to Class IB shares.  All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each Fund’s shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts (“Variable Contracts”) investing indirectly in Class IB shares of the Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares of the Fund; (d) expenses relating to the development, preparation, printing, and

49

mailing of Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Fund investment objectives and policies and other information about the Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Class IB shares of the Fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts.  The Plan is considered a compensation-type plan, which means the distributor is paid the agreed-upon fee regardless of the distributor’s expenditures.

In accordance with the terms of the Plan, the distributor provides to each Fund, for review by the Company’s Board of Directors, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted by a majority vote of the Company’s Board of Directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of each Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan.  Potential benefits which the Plan may provide to the Funds include shareholder servicing, the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets and portfolio liquidations through redemption activity and the ability to sell shares of the Funds through adviser and broker distribution channels.  The Board of Directors believes that there is a reasonable likelihood that the Plan will benefit the Class IB shareholders of each Fund.  Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above.  The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each Fund affected thereby, and material amendments to the Plan must also be approved by the Board of Directors in the manner described above.  The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors who are not interested persons of each Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of each Fund affected thereby.  The Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Funds’ shares and/or for the servicing of those shares.

Because the Funds had not yet commenced operations as of the date of this SAI, no information regarding 12b-1 fees paid by the Funds is provided.

PURCHASE AND REDEMPTION OF SHARES

For information regarding the purchase or sale (redemption) of Fund shares, see “Purchase and Redemption of Fund Shares” in the Funds’ prospectus.

SUSPENSION OF REDEMPTIONS

Under unusual circumstances, a Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law.  A Fund may not suspend a shareholder’s right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

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DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of all classes of each Fund is determined by Hartford Life in the manner described in the Funds’ prospectus.  The Funds are closed for business and do not price their shares on the following business holidays:  New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE.  Securities held by each Fund (and securities held by each Affiliated Underlying Fund) are valued as follows:  debt securities (including bank loans and other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the Funds’ Board of Directors.  The Funds’ debt investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates market value.  Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.  From such time until maturity, the investments are generally valued at amortized cost.

Equity securities (other than equity securities traded in the NASDAQ Stock Market, Inc. or other over-the-counter market) are valued at the last sales price reported on principal securities exchanges (domestic or foreign) on which they are traded or, if the security was not traded on its principal exchange, then on another exchange where the security trades.  For securities traded on the NASDAQ, or another over-the-counter market, the Funds utilize the official closing price on the exchange or market on which the security is traded.  If it is not possible to determine the last reported sale price or official closing price on a particular day, then such securities are valued at the mean between the bid and asked prices.  Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates.  Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices.  Securities for which market quotations are not readily available or are deemed unreliable and all other assets are valued in good faith at fair value by, or under guidelines established by, the Funds’ Board of Directors.

Foreign securities markets may trade on days when a Fund does not compute its net asset value or may close at times that differ from the close of the NYSE.  With respect to the valuation of securities principally traded on foreign markets, each Fund uses a fair value pricing service approved by the Funds’ Board, which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE.

Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument.  Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio’s investments assuming the instrument’s obligation is paid in full on maturity.

The assets of the Unaffiliated Underlying Funds are valued at their respective net asset values.  Additional information on determination of net asset value of the Unaffiliated Underlying Funds is available in the SAI of each Unaffiliated Underlying Fund.

OWNERSHIP AND CAPITALIZATION OF THE FUNDS

Capital Stock   The Board of Directors for the Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify shares of the Funds into one or more classes.  Accordingly, the directors have authorized the issuance of Class IB shares for each of the Funds.  The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemption, and liquidation.  However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

Share Classes  Under each Fund’s multi-class plan, shares of each class of a Fund represent an equal pro-rata interest in that Fund and, generally, shall have identical voting, dividend, liquidation, and other rights,

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preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its “Class Expenses;” (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated.  Expenses currently designated as “Class Expenses” by the Company’s Board of Directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

Voting  Each shareholder is entitled to one vote for each share of the Funds held upon all matters submitted to the shareholders generally.  Most of the shares of the Funds are held of record by insurance companies.  The insurance companies will generally vote Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Funds.  It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Matters in which the interests of all the Funds in the Company are substantially identical (such as the election of directors or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Company without regard to the separate Funds.  Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each Fund for their Fund.  Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund.  Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

Other Rights  Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable.  Shares of Fund stock have no pre-emptive, subscription or conversion rights.  Upon liquidation of a Fund, the shareholders of that Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

TAXES

Federal Tax Status of the Funds

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.  Tax law is subject to change by legislative, administrative or judicial action.

Each Fund is treated as a separate taxpayer for federal income tax purposes.  The Company intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”) and to qualify as a regulated investment company each year.  If a Fund:  (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”) (which the Company intends each Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code.  In particular, a Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

A Fund must meet several requirements to maintain its status as a regulated investment company.  These requirements include the following:  (1) at least 90% of the Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from

52

options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund’s taxable year, (a)at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

The Funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year, if the Funds’ only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts.

Each of the Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts.  Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Funds.  These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Fund may invest.  In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Fund may be required, for example, to alter its investment objectives.  In addition, although not currently intended, it is possible that at some future point certain Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws.  If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for contract owners with premiums allocated to the affected Funds.

The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer.  These limitations apply to each Fund’s assets that may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:

•              no more than 55% of a Fund’s total assets may be represented by any one investment

•              no more than 70% by any two investments

•              no more  than 80% by any three investments

•              no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gains earned by an Underlying Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source.  In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more.  The United States has entered into tax treaties with many foreign countries that may entitle the Underlying Funds to a reduced rate of tax or exemption from tax on this related income and gains.  The effective rate of foreign tax cannot be determined at this time since the amount of these Underlying Funds’ assets to be invested within various countries is not now known.

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Owners of variable life insurance and variable annuity contracts investing in a Fund bear the costs of any foreign tax incurred by an Underlying Fund, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

An Underlying Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Underlying Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Underlying Fund and defer losses of the Underlying Fund.  These rules could affect the character, amount and timing of distributions to shareholders of the Fund.  The Company seeks to monitor transactions of each Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund’s books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

If for any taxable year a Fund fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders).  In addition, if for any taxable year a Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Likewise, if a Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Accordingly, compliance with the above rules is carefully monitored by the Funds’ investment adviser and each Fund intends to comply with these rules as they exist or as they may be modified from time to time.  Compliance with the tax requirements described above may result in lower total return for a Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund’s investment sub-adviser might otherwise select.

If an Underlying Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Underlying Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Underlying Fund is timely distributed to its shareholders.  The Underlying Fund would not be able to pass through to its shareholders any credit or deduction for such a tax.  As a result, owners of variable life insurance contracts and variable annuity contracts investing in the Funds would bear the cost of any of these taxes and interest charges incurred by Underlying Funds.  Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Underlying Fund to recognize taxable income or gain without the concurrent receipt of cash.  Any Underlying Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by an Underlying Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign

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currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.  Any such transactions that are not directly related to an Underlying Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Underlying Fund must derive at least 90% of its annual gross income.

Each Underlying Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Underlying Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash.  However, because an Underlying Fund must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an Underlying Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts who are indirectly invested in a Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract.  For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.

Distributions from a fund of funds are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains.  Distributions of a fund of funds’ investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the fund of funds’ current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares.  An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities.  Any net capital gains may be distributed to a fund of funds as capital gain distributions.  A fund of funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds.  Distributions of a fund of funds’ net capital gain properly designated by the fund of funds as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of the shareholder’s holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares.  To the extent that an Underlying Fund derives dividends from domestic corporations., a portion of the income distributions of a fund of funds which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations.  Shareholders will be informed of the portion of dividends which so qualify.  The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds or the shareholders, as the case may be, for less than 46 days during the 91-day period beginning 45 days before the shares become ex-dividend.  Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in the funds of funds’ shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains.  Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

CUSTODIAN

Portfolio securities of each Fund are held pursuant to a separate Custodian Agreement between each Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

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TRANSFER AGENT

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089, an affiliate of HL Advisors, serves as Transfer and Dividend Disbursing Agent for the Funds.  The transfer agent issues and redeems shares of the Funds and disburses any dividends declared by the Funds.  For its services, the transfer agent is reimbursed for out-of-pocket expenses and other costs associated with the services it provides to the Funds, including costs invoiced by sub-contractors.  HL Advisors and its affiliates may pay, out of their own assets, compensation to third-party administrators for recordkeeping and other administrative services.

DISTRIBUTOR

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, Connecticut 06089, an affiliate of HL Advisors, acts as the Funds’ distributor.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and the financial highlights which will appear in the Fund’s annual report to shareholders will be audited by Ernst & Young LLP, the Funds’ independent registered public accounting firm.  The principal business address of Ernst & Young LLP is 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402.

OTHER INFORMATION

Each Fund uses the S&P 500 Index as its benchmark. “Standard & Poor’s”®, “S&P”®, “S&P 500”®, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.  The Funds are not sponsored, endorsed, sold or promoted by S&P.  S&P makes no representation or warranty, express or implied, to the shareholders of the fund regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P’s only relationship to Hartford Life Insurance Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund or Hartford Life Insurance Company.  S&P has no obligation to take the needs of the fund or its shareholders, or Hartford Life Insurance Company, into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the net asset value of the Funds or the timing of the issuance or sale of shares in the Funds.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

In addition, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein.  S&P makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein.  S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.  Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

CODE OF ETHICS

The Funds, HL Advisors, Hartford Securities Distribution Company, Inc. and Hartford Investment Management have each adopted a code of ethics designed to protect the interests of each Fund’s shareholders.  Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to a number of restrictions.  Each code of ethics has been filed with the SEC and may be viewed by the public.

56

PROXY VOTING POLICIES AND PROCEDURES

The Funds have granted to Hartford Investment Management the authority to vote proxies on their behalf with respect to the assets managed by Hartford Investment Management.  Hartford Investment Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures.  Hartford Investment Management’s Proxy Committee is responsible for the review and approval of the firm’s Proxy Policies and Procedures.  Day-to-day administration of the proxy voting process at Hartford Investment Management is the responsibility of the portfolio manager of the relevant client account.  Although Hartford Investment Management has established its own Proxy Guidelines setting forth general guidelines for voting proxies, Hartford Investment Management personnel evaluate all proxies and vote proxies based on their assessment of the merits of each proposal.  Absent a material conflict of interest, the applicable portfolio manager has the authority to determine the final vote for securities held in the account for which he or she serves as the designated manager.

Hartford Investment Management votes proxies solicited by an investment company in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting).

Hartford Investment Management maintains procedures designed to identify and address material conflicts of interest in voting proxies.  Proxy votes for which an apparent conflict of interest is identified are reviewed by the Proxy Committee to resolve the conflict and direct the vote.

Hartford Investment Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to, for example, the existence of securities lending arrangements, lack of adequate information, and untimely receipt of proxy materials.

In order to facilitate the proxy voting process, Hartford Investment Management has retained Glass Lewis & Company (“GL”) and Institutional Shareholder Services (“ISS” and, collectively with GL, “Glass Lewis”) as experts in the proxy voting and corporate governance area.  Glass Lewis specializes in providing a variety of fiduciary-level proxy advisory and voting services.  These services include in-depth research, analysis and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts.  While Hartford Investment Management will rely upon Glass Lewis research and recommendations in voting proxies (and will often follow such recommendations), Hartford Investment Management may deviate from Glass Lewis’s recommendations on general policy issues or specific proxy proposals.

Glass Lewis provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process.  Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process.  The final authority and responsibility for proxy voting decisions remains with Hartford Investment Management.

Portfolio managers may decide to vote their proxies (consistent with Hartford Investment Management’s policies) and instruct Glass Lewis to vote all proxies accordingly.

FINANCIAL STATEMENTS

The Company’s audited financial statements, together with the notes thereto and reports of Ernst & Young LLP, the Company’s independent registered public accounting firm, will be available in the Funds’ annual report once the Funds have completed their first fiscal year.

57

APPENDIX A

The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as “experts” as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

Rating of Bonds

Moody’s Investors Service, Inc. (“Moody’s”)

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

Standard and Poor’s Corporation (“Standard & Poor’s”)

AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Rating of Commercial Paper

Moody’s

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•              Leading market positions in well-established industries.

•              High rates of return on funds employed.

•              Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•              Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•              Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

The relative strength or weakness of the following factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

•              Liquidity ratios are adequate to meet cash requirements.

•              Liquidity ratios are basically as follows, broken down by the type of issuer:

Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

The long-term senior debt rating is “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB”.

•              The issuer has access to at least two additional channels of borrowing.

•              Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

•              Typically, the issuer’s industry is well established and the issuer has a strong position within its industry.

•              The reliability and quality of management are unquestioned.

International Long-Term Credit Ratings

Fitch, Inc.

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade

AAA

Highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  “AA” ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  “A” ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality.  “BBB” ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB

Speculative.  “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative.  “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A “CC” rating indicates that default of some kind appears probable.  “C” ratings signal imminent default.

DDD, DD, D

Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.  “DD” indicates potential recoveries in the range of 50% - 90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations.  Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

International Short-Term Credit Ratings

Fitch, Inc.

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default.  Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:  “+” or “-” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”.

“NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

“Withdrawn”:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

PART C

OTHER INFORMATION

Item 23.	Exhibits

	a.(i)	Articles of Incorporation (incorporated by reference to Initial Registration Statement filed on February 2, 1998)

	a.(ii)	Articles Supplementary, dated August 20, 2002 (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

	a.(iii)	Articles Supplementary, dated September 9, 2002 (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

	a.(iv)	Articles Supplementary, dated January 7, 2003 (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

	a.(v)	Articles Supplementary, dated June 10, 2003 (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

	a.(vi)	Articles of Amendment, dated October 1, 2003 (incorporated by reference to Post-Effective Amendment #28 filed on October 24, 2003)

	a.(vii)	Articles Supplementary, dated August 19, 2004 (incorporated by reference to Post-Effective Amendment #39 filed on February 17, 2005)

	a.(viii)	Articles Supplementary dated November 8, 2006 (incorporated by reference to Post-Effective Amendment #43 filed on November 17, 2006)

	b.	By-Laws (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

	c.	Not Applicable

d.(i)

Amended and Restated Investment Management Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund)

d.(ii)

First Amendment to Amended and Restated Investment Management Agreement (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund) (incorporated by reference to Post Effective Amendment #42 filed on April 26, 2006)

d.(iii)

Amended and Restated Investment Advisory Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund)

d.(iv)

First Amendment to Amended and Restated Investment Advisory Agreement (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund) (to be filed by amendment)

d.(v)

Amended and Restated Investment Management Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund)

d.(vi)

First Amendment to Amended and Restated Investment Management Agreement (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund) (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

d.(vii)

Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund)

d.(viii)

Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund)

d.(ix)	First Amendment to Amended and Restated Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

d.(x)

Second Amendment to Amended and Restated Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

d.(xi)

Amended and Restated Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford High Yield HLS Fund)

d.(xii)

Amendment Number 1 to Investment Services Agreement with Hartford Investment Management Company (Small Company HLS Fund) (incorporated by reference to Post-Effective Amendment #43 filed on November 17, 2006)

d.(xiii)	Amendment Number 2 to Investment Services Agreement with Hartford Investment Management Company (to be filed by amendment)

d.(xiv)

Amended and Restated Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund)

e.(i)	Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

e.(ii)	First Amendment to Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

e.(iii)	Second Amendment to Amended and Restated Principal Underwriting Agreement (to be filed by amendment)

f.	Not Applicable

g.(i)	Amended and Restated Custodian Contract (incorporated by reference to Post-Effective Amendment #32 filed on April 29, 2004)

g.(ii)	First Amendment to Amended and Restated Custodian Contract (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

g.(iii)	Second Amendment to Amended and Restated Custodian Contract (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

g.(iv)	Third Amendment to Amended and Restated Custodian Contract (to be filed by amendment)

h.(i)	Amended and Restated Share Purchase Agreement – Hartford Life Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(ii)	Amended and Restated Share Purchase Agreement – Hartford Life and Annuity Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(iii)	Share Purchase Agreement – First Fortis Life Insurance Company (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

h.(iv)	Share Purchase Agreement – Fortis Benefits Insurance Company (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

h.(v)	Amended and Restated Administrative Services Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

h.(vi)	First Amendment to Amended and Restated Administrative Services Agreement (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

h.(vii)	Second Amendment to Amended and Restated Administrative Services Agreement (to be filed by amendment)

h.(viii)

Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(ix)

First Amendment to Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

h.(x)	Second Amendment to Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (to be filed by amendment)

i.	Opinion and Consent of Counsel (to be filed by amendment)

j.	Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

k.	Not Applicable

l.	Not Applicable

m.	Amended and Restated Rule 12b-1 Distribution Plan (to be filed by amendment)

n.	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 (to be filed by amendment)

o.	Not Applicable

p.(i)	Code of Ethics of HL Investment Advisors, LLC (incorporated by reference to Post-Effective Amendment #43 filed on November 17, 2006)

p.(ii)	Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #43 filed on November 17, 2006)

p.(iii)	Code of Ethics of Hartford Securities Distribution Company, Inc. (incorporated by reference to Post-Effective Amendment #41 filed on February 14, 2006)

p.(iv)	Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #41 filed on February 14, 2006)

	q.(i)	Power of Attorney dated November 15, 2006 (incorporated by reference to Post-Effective Amendment #43 filed on November 17, 2006)

Item 24.	Persons Controlled by or Under Common Control with Registrant

As of September 30, 2006, any persons directly or indirectly under common control with Hartford Series Fund, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Maryland corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 24, 2006.

Item 25.	Indemnification

The relevant portion of Article V of the Articles of Incorporation provides:

(f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

(g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

Name	Position with HL Investment Advisors, LLC	Other Business
Thomas M. Marra	President, CEO and Manager	President and Chief Operating Officer of Hartford Life, Inc.(1) (“HL Inc.”)

John C. Walters	Executive Vice President and Manager	Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company(2) (“HLIC”)

David M. Znamierowski	Executive Vice President, Chief Investment Officer and Manager	President of Hartford Investment Management Company(4) (“Hartford Investment Management”)

Colleen B. Pernerewski	Compliance Officer	Chief Compliance Officer of Separate Accounts of HLIC

John N. Giamalis	Senior Vice President and Treasurer	Senior Vice President and Treasurer of HL Inc.

Robert Arena	Senior Vice President	Senior Vice President of HLIC

William H. Davison, Jr.	Senior Vice President	Managing Director of Hartford Investment Management

Stephen T. Joyce	Senior Vice President	Senior Vice President of HLIC

Edward Macdonald	Vice President and Chief Legal Officer	Vice President and Chief Legal Officer of Hartford Investment Financial Services, LLC(3)

Richard G. Costello	Vice President and Secretary	Vice President and Secretary of The Hartford Financial Services Group, Inc. (“The Hartford”)(5)

Thomas D. Jones	Vice President	Vice President of HLIC

Vernon Meyer	Vice President	Vice President of HLIC

Michael A. Mecca	Vice President	Senior Vice President of Hartford Investment Management

Todd G. Picken	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer of HLIC

Dawn M. Cormier	Assistant Vice President	Assistant Vice President of HLIC

Elizabeth L. Schroeder	Assistant Vice President	Assistant Vice President of HLIC

Sarah J. Harding	Assistant Secretary	Assistant Secretary of HLIC

Name	Position with HL Investment Advisors, LLC	Other Business
Patricia A. Lavoie	Assistant Secretary	Assistant Secretary of HLIC

(1) The principal business address for HL Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

(2) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.

(3) The principal business address for Hartford Investment Financial Services, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.

(4) The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.

(5) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

Item 27.	Principal Underwriters

Hartford Securities Distribution Company, Inc. (“HSD”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

Hartford Series Fund, Inc.

Hartford HLS Series Fund II, Inc.

Hartford Life Insurance Company

Separate Account One
Separate Account Two
Separate Account Two (DC Variable Account I)
Separate Account Two (DC Variable Account II)
Separate Account Two (QP Variable Account)
Separate Account Two (Variable Account “A”)
Separate Account Two (NQ Variable Account)
Separate Account Ten
Separate Account Three
Separate Account Five
Separate Account Seven
Separate Account Eleven

Hartford Life and Annuity Insurance Company	Separate Account One Separate Account Ten Separate Account Three Separate Account Five Separate Account Six Separate Account Seven

Hart Life Insurance Company	Separate Account One Separate Account Two

American Maturity Life Insurance Company	Separate Account AMLVA Separate Account One

Servus Life Insurance Company	Separate Account One Separate Account Two

The Directors and principal officers of HSD and their position with the Registrant are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
Thomas M. Marra	President, Chief Executive Officer, Chairman of the Board and Director	Director
Lizabeth H. Zlatkus	Director	None
John C. Walters	Executive Vice President and Director	Vice President
David M. Znamierowski****	Executive Vice President and Chief Investment Officer	President, Chief Executive Officer and Director
Tamara L. Fagely**	Controller	Vice President, Treasurer and Controller
Robert Arena	Senior Vice President	Vice President
David A. Carlson	Senior Vice President	None
John N. Giamalis***	Senior Vice President and Treasurer	None
Richard G. Costello***	Vice President and Secretary	None
Stephen T. Joyce	Vice President	None
Martin A. Swanson	Vice President	None
Diane E. Tatelman	Vice President	None
Todd G. Picken***	Assistant Vice President and Assistant Treasurer	None
Jeffrey T. Coghan	Assistant Vice President	None
Dawn M. Cormier	Assistant Vice President	None
Ryan Moore	Assistant Vice President	None
James Cubanski	Assistant Secretary	None
Sarah J. Harding	Assistant Secretary	None
Glen J. Kvadus	Assistant Secretary	None
Patricia A. Lavoie	Assistant Secretary	None
Joseph W. Tedesco, Jr.***	Assistant Secretary	None

*	Unless otherwise indicated, principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
**	Principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.
***	Principal business address is Hartford Plaza, Hartford, CT 06115.
****	Principal business address is 55 Farmington Avenue, Hartford, CT 06105

Item 28.	Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant’s transfer agent, Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089. Registrant’s financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 17th day of November, 2006.

HARTFORD SERIES FUND, INC.

By:	/s/ David M. Znamierowski
David M. Znamierowski
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David M. Znamierowski	President,	November 17, 2006
David M. Znamierowski	Chief Executive Officer & Director

/s/ Tamara L. Fagely	Controller & Treasurer	November 17, 2006
Tamara L. Fagely	(Chief Accounting Officer & Chief Financial Officer)

*	Director	November 17, 2006
Lynn S. Birdsong

*	Chairman of the Board and Director	November 17, 2006
Robert M. Gavin, Jr.

*	Director	November 17, 2006
Duane E. Hill

*	Director	November 17, 2006
Sandra S. Jaffee

*	Director	November 17, 2006
William P. Johnston

*	Director	November 17, 2006
Lemma W. Senbet

*	Director	November 17, 2006
Thomas M. Marra

*	Director	November 17, 2006
Phillip O. Peterson

*	Director	November 17, 2006
Lowndes A. Smith

/s/ Edward P. Macdonald		November 17, 2006
* By Edward P. Macdonald
Attorney-in-fact

  *   Pursuant to Power of Attorney dated November 15, 2006